UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Patrick F. Quan

The Income Fund of America

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

The Income Fund
of America®

Semi-annual report for the six months ended January 31, 2013

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	5.53%	2.02%	7.27%

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated October 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 41.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended January 31, 2013, The Income Fund of America (IFA) gained 7.6% for those who reinvested dividends paid during the period totaling 35 cents a share.

Though the fund’s return trailed that of the unmanaged Standard & Poor’s 500 Composite Index, which gained 9.9%, it finished well ahead of the –0.3% return posted by the unmanaged Barclays U.S. Aggregate Index, a measure of the U.S. bond market.

The fund also meaningfully outpaced its income-fund peers as gauged by the Lipper Income Funds Index, which gained 5.5%. In addition, as noted in the table on page 5, IFA holds a meaningful advantage over this benchmark for most of the time periods shown.

Strong start, strong finish

The period saw global stock markets moving steadily upward on a combination of moves by central bankers to boost liquidity and signs of a continuing U.S. recovery — particularly in the housing sector. The U.S. market stalled in the final quarter of calendar year 2012 as investors were kept on edge by worries over decelerating Chinese growth, a moderating outlook for corporate profitability and the lack of resolution over the American fiscal-cliff

The fund’s 30-day yield for Class A shares as of February 28, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.79%. The fund’s 12-month distribution rate for Class A shares as of that date was 3.42%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Income Fund of America	1

situation. However, the new year saw it come back to life as fiscal reform in the U.S., a strong start to the corporate earnings season and signs of healing in the European banking system lifted investor sentiment.

Sectors follow expectations

Generally favorable economic news meant more economically sensitive sectors such as financials, consumer discretionary, industrials and materials posted the strongest returns. In general, stock returns for utilities and telecommunication services companies were negative over the six months.

Broad support amid few themes

Beyond the sector trends visible within the broader market, there were few identifiable themes within IFA’s portfolio. One exception was the strong results turned in by a number of companies connected to the housing market. These included building products manufacturer Masco (52.9%), Weyerhaeuser (29.0%), top-10 holding Home Depot (28.2%) and steelmaker Nucor (17.4%).

Other key contributors came from a range of industries. They included New Zealand building products manufacturer Fletcher Building (61.5%), asset management firm BlackRock (38.8%), Schneider Electric (34.5%), Time Warner (29.1%) and publisher McGraw-Hill (22.5%).

Fund results were supported by investments throughout IFA’s broad-based portfolio —important during a period when returns for its 10 largest holdings were generally more muted. Though many of the investments have been solid long-term contributors to the fund, the only top-10 holding other than Home Depot to outpace the broader market was Pfizer (13.5%). That said, General Electric (7.4%), Chevron (5.1%), Royal Dutch Shell (3.2%) and Bristol-Myers Squibb (1.5%) all finished in positive territory; DuPont (–4.5%), Verizon (–3.4%), Merck (–2.1%) and health care real-estate investment trust (REIT) HCP (–1.7%) all declined.

2	The Income Fund of America

Fixed income does its part

With income as its primary objective, the fund continues to maintain sizable investments in bonds. As of period-end, 25.0% of assets were in fixed-income securities. The strongest results within this asset class came from high-yield issues which, as a group, appreciated significantly as they often do during periods of relative economic optimism. Given the low interest rate environment, higher quality fixed-income securities such as U.S. Treasuries were a drag on results. Despite this, we continue to value the stability they bring to IFA’s portfolio.

Additions and reductions

We found opportunity among select pharmaceutical companies, which led us to increase our investments in this area. We believe we have a solid grasp of their patent expiry challenges and see reason for optimism in the drug pipelines of many. In addition, their valuations and yields are both attractive. We likewise found appealing investments among cyclical companies that we believe have solid total-return potential.

Reductions were made among some of the fund’s European telecommunications companies whose dividends had come under pressure amid the fiscal austerity being promoted in the European Union. Finding attractive opportunities elsewhere, we also pared some of our holdings among food and tobacco companies, which had been productive investments but were trading near the upper end of their historical valuations.

IFA’s approach in action

Another holding we reduced was Home Depot, which had been an excellent contributor during this and other recent reporting periods. A review of the investment’s history and our decision to reduce our position in it illustrates a pattern that has been repeated throughout the fund’s lifetime and has been central to IFA’s success. We began building a position in the company several years ago. Back then, it was struggling, a fact reflected in its low valuation but also in its high dividend yield. Both facts drew our attention and, through intensive research, we developed conviction that, over a multi-year period, the firm’s new management team would do the painstaking work necessary to improve the enterprise.

The Income Fund of America	3

It was also our view that, even in the face of a challenging housing market, the company’s initiatives could translate into a higher stock price. Furthermore, we believed that a pickup in housing could put more wind into the company’s sails. Both possibilities were realized and the investment paid off well for the fund. Yet as the share price rose, the yield fell back in line with that of the broader market, making the investment less compatible with IFA’s primary objective — income. Our decision to reduce the holding does not speak to a loss of conviction in the company but rather demonstrates the kind of disciplined commitment to the fund’s income objective that we have practiced over its lifetime.

Staying focused amid a mixed outlook

We continue to be cautiously optimistic. In the U.S., the prospect of greater energy independence, the return of some industrial production, improving employment figures and strengthening consumer confidence brighten our outlook. Yet our recognition that Europe remains bedeviled by meaningful challenges tempers that view. In this climate, we’ll continue to perform the fundamental research necessary to uncover opportunities for the fund.

We thank you for your continuing commitment to long-term investing.

Cordially,

Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

David C. Barclay
President

March 11, 2013

For current information about the fund, visit americanfunds.com.

4	The Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

	For periods ended January 31, 2013

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America (Class A shares)	7.6%	13.4%	4.6%	8.4%	11.3%
Standard & Poor’s 500 Composite Index	9.9	16.8	4.0	7.9	10.6
Lipper Income Funds Index	5.5	9.1	4.4	6.3	—	[2]
Barclays U.S. Aggregate Index	–0.3	2.6	5.4	5.1	8.0	[3]
Consumer Price Index (inflation)[4]	0.5	1.6	1.8	2.4	4.2

[1]	Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]	The inception date for the index was December 31, 1988.
[3]	From December 1, 1973, through December 31, 1975, the Barclays U.S. Government/Credit Index was used because the Barclays U.S. Aggregate Index did not yet exist.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and, therefore, have no expenses.

A history of relatively high current income

For the five years ended January 31, 2013

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The Income Fund of America	5

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

January 31, 2013 (unaudited)	Percent of net assets
Investment mix by security type
U.S. common stocks	46.9%
Common stocks of issuers outside the U.S.	21.8
U.S. Treasury & agency bonds & notes	3.3
Convertible securities, preferred stocks & warrants	1.5
Other fixed-income securities	21.7
Short-term securities & other assets less liabilities	4.8
Five largest sectors in common stock holdings
Financials	9.3%
Industrials	9.1
Health care	8.7
Energy	7.0
Consumer staples	7.0
Ten largest common stock holdings
Bristol-Myers Squibb	2.4%
Merck	2.3
General Electric	2.1
Home Depot	2.0
Royal Dutch Shell	1.7
Pfizer	1.5
Chevron	1.4
HCP	1.3
Verizon	1.2
DuPont	1.2
Country diversification
United States	69.1%
United Kingdom	7.5
Euro zone*	5.7
Australia	2.5
Canada	2.2
Switzerland	1.8
Other countries	6.4
Short-term securities & other assets less liabilities	4.8

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2012	Percent of net assets
Investment mix by security type
U.S. common stocks	47.3%
Common stocks of issuers outside the U.S.	18.5
U.S. Treasury & agency bonds & notes	3.2
Convertible securities, preferred stocks & warrants	1.5
Other fixed-income securities	23.5
Short-term securities & other assets less liabilities	6.0
Five largest sectors in common stock holdings
Industrials	8.9%
Health care	8.0
Financials	7.5
Consumer staples	7.0
Energy	6.8
Ten largest common stock holdings
Merck	2.6%
Bristol-Myers Squibb	2.5
Verizon	2.3
General Electric	2.3
Home Depot	2.0
Royal Dutch Shell	1.6
Chevron	1.4
HCP	1.3
Waste Management	1.3
DuPont	1.3
Country diversification
United States	71.1%
Euro zone*	5.8
United Kingdom	5.7
Canada	2.6
Australia	2.1
Switzerland	1.5
Other countries	5.2
Short-term securities & other assets less liabilities	6.0

*	Countries using the euro as a common currency; those represented in the fund’s portfolio were Belgium, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2013	unaudited

Common stocks — 68.68%	Shares	Value (000)	Percent of net Assets
Financials — 9.30%
HCP, Inc.	20,907,513	$969,900	1.25%
HSBC Holdings PLC (United Kingdom)	36,388,722	413,626
HSBC Holdings PLC (Hong Kong)	28,586,382	325,474	.95
Weyerhaeuser Co.[1]	17,902,528	539,224	.70
CME Group Inc., Class A	8,850,000	511,884	.66
BlackRock, Inc.	2,000,000	472,560	.61
Digital Realty Trust, Inc.[2]	6,500,000	441,415	.57
Other securities		3,529,184	4.56
		7,203,267	9.30

Industrials — 9.07%
General Electric Co.	72,066,500	1,605,642	2.07
Lockheed Martin Corp.	10,005,000	869,134	1.12
Waste Management, Inc.	20,472,153	744,777	.96
Eaton Corp. PLC	9,500,000	541,025	.70
Iron Mountain Inc.[2]	12,457,211	426,161	.55
Schneider Electric SA	5,343,606	407,036	.53
Other securities		2,429,542	3.14
		7,023,317	9.07

Health care — 8.67%
Bristol-Myers Squibb Co.	50,700,000	1,832,298	2.37
Merck & Co., Inc.	41,192,440	1,781,573	2.30
Pfizer Inc	43,357,000	1,182,779	1.53
AstraZeneca PLC	13,570,000	657,067	.85
Other securities		1,255,030	1.62
		6,708,747	8.67

Energy — 7.04%
Royal Dutch Shell PLC, Class B (ADR)	10,426,000	758,179
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	423,120	1.71
Royal Dutch Shell PLC, Class B	3,797,147	138,151
Chevron Corp.	9,434,800	1,086,417	1.40
Kinder Morgan, Inc.	21,732,800	814,111	1.05
Spectra Energy Corp	21,975,500	610,479	.79
ConocoPhillips	6,614,000	383,612	.50
Crescent Point Energy Corp.	9,905,000	383,131	.49
Other securities		850,430	1.10
		5,447,630	7.04

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)	Percent of net Assets
Consumer staples — 7.01%
PepsiCo, Inc.	8,605,000	$626,874	.81%
Procter & Gamble Co.	8,173,985	614,357	.79
Nestlé SA	8,145,000	571,909	.74
Altria Group, Inc.	14,930,000	502,842	.65
H.J. Heinz Co.	7,500,000	454,725	.59
Kimberly-Clark Corp.	4,870,000	435,914	.56
Other securities		2,217,797	2.87
		5,424,418	7.01

Utilities — 5.46%
National Grid PLC	80,801,656	886,167	1.14
GDF SUEZ	29,738,377	610,123	.79
Power Assets Holdings Ltd.	59,138,000	512,427	.66
FirstEnergy Corp.	10,802,983	437,413	.56
PG&E Corp.	9,800,000	417,872	.54
Duke Energy Corp.	5,237,057	359,995	.47
Other securities		1,005,311	1.30
		4,229,308	5.46

Consumer discretionary — 5.12%
Home Depot, Inc.	23,406,200	1,566,343	2.02
Time Warner Inc.	13,815,000	697,934	.90
Time Warner Cable Inc.	5,400,000	482,436	.62
Other securities		1,221,374	1.58
		3,968,087	5.12

Materials — 4.58%
E.I. du Pont de Nemours and Co.	19,241,000	912,985	1.18
Nucor Corp.	13,580,000	624,816	.81
Dow Chemical Co.	18,504,900	595,858	.77
Other securities		1,410,341	1.82
		3,544,000	4.58

Telecommunication services — 3.95%
Verizon Communications Inc.	21,153,425	922,501	1.19
Telstra Corp. Ltd.	141,700,000	679,718	.88
Other securities		1,453,359	1.88
		3,055,578	3.95

Information technology — 3.65%
Microsoft Corp.	18,015,000	494,872	.64
Maxim Integrated Products, Inc.	14,156,000	445,206	.57
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	438,303	.57
Paychex, Inc.	11,653,182	380,243	.49
Other securities		1,068,749	1.38
		2,827,373	3.65

8	The Income Fund of America

Common stocks		Value (000)	Percent of net assets
Miscellaneous — 4.83%
Other common stocks in initial period of acquisition		$3,739,334	4.83%

Total common stocks (cost: $43,220,459,000)		53,171,059	68.68

Preferred stocks — 0.43%	Shares
Financials — 0.28%
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	50,940	.07
Fannie Mae, Series S, 8.25% noncumulative[1]	1,511,450	2,815	.00
Other securities		166,141	.21
		219,896	.28

Miscellaneous — 0.15%
Other preferred stocks in initial period of acquisition		115,637	.15

Total preferred stocks (cost: $348,999,000)		335,533	.43

Warrants — 0.00%
Energy — 0.00%
Other securities		64	.00

Total warrants (cost: $2,171,000)		64	.00

Convertible securities — 1.10%
Consumer discretionary — 0.57%
General Motors Co., Series B, 4.75% convertible preferred 2013	9,641,250	417,659	.54
Other securities		21,557	.03
		439,216	.57

Other — 0.53%
Other securities		414,543	.53

Total convertible securities (cost: $872,313,000)		853,759	1.10

Bonds & notes — 24.99%	Principal amount (000)
Financials — 4.38%
HCP, Inc. 3.75% 2016	$20,000	21,384	.03
Other securities		3,371,407	4.35
		3,392,791	4.38

The Income Fund of America	9

Bonds & notes (continued)	Principal amount (000)	Value (000)	Percent of net Assets
Mortgage-backed obligations[3] — 3.18%
Fannie Mae 2.00%–11.153% 2018–2047[4]	$1,493,888	$1,588,627	2.05%
Freddie Mac 1.73%–10.58% 2019–2042[4]	337,732	362,050	.47
Other securities		514,994	.66
		2,465,671	3.18

U.S. Treasury bonds & notes — 3.04%
U.S. Treasury — 2.42%
0.625%–8.75% 2013–2042	1,698,890	1,876,926	2.42

U.S. Treasury inflation-protected securities[5] — 0.62%
0.125%–2.125% 2013–2042	444,678	477,031	.62

Total U.S. Treasury bonds & notes		2,353,957	3.04

Consumer discretionary — 2.53%
Time Warner Inc. 3.40%–6.25% 2016–2041	32,300	37,126
Time Warner Companies, Inc. 7.25% 2017	1,500	1,868	.11
Time Warner Cable Inc. 4.00% 2022	39,350	42,583
Home Depot, Inc. 5.95% 2041	25,000	32,909	.04
Other securities		1,842,723	2.38
		1,957,209	2.53

Industrials — 2.09%
General Electric Capital Corp. 1.00%–7.125% 2015–2023[4]	245,075	272,725
General Electric Co. 0.85%–4.125% 2015–2042	25,000	24,921	.39
Other securities		1,315,968	1.70
		1,613,614	2.09

Energy — 1.82%
Chevron Corp. 1.104%–4.95% 2017–2022	37,225	37,647	.05
Shell International Finance BV 1.875%–4.00% 2013–2014	30,000	30,836	.04
Other securities		1,341,417	1.73
		1,409,900	1.82

Telecommunication services — 1.70%
Verizon Communications Inc. 0.70%–6.00% 2014–2041	113,500	124,315	.16
Other securities		1,187,550	1.54
		1,311,865	1.70

Health care — 1.64%
Pfizer Inc 5.35% 2015	20,000	21,951	.03
Merck & Co., Inc. 1.10% 2018	11,500	11,425	.01
Other securities		1,235,542	1.60
		1,268,918	1.64

10	The Income Fund of America

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Materials — 1.09%
E.I. du Pont de Nemours and Co. 0.73% 2014[4]	$10,000	$10,047	.01%
Other securities		831,531	1.08
		841,578	1.09

Utilities — 0.73%
National Grid PLC 6.30% 2016	4,000	4,646	.01
Other securities		562,346	.72
		566,992	.73

Federal agency bonds & notes — 0.29%
Freddie Mac 0.375%–2.50% 2014–2018	101,065	102,774	.13
Fannie Mae 0.75%–6.625% 2013–2030	65,425	79,044	.10
Other securities		42,850	.06
		224,668	.29

Other — 2.49%
Other securities		1,933,934	2.49

Miscellaneous — 0.01%
Other bonds & notes in initial period of acquisition		6,608	.01

Total bonds & notes (cost: $18,269,867,000)		19,347,705	24.99

Short-term securities — 5.03%

Fannie Mae 0.10%–0.18% due 2/4–12/16/2013	856,050	855,803	1.11
Freddie Mac 0.075%–0.205% due 2/1–7/23/2013	724,620	724,452	.94
Federal Home Loan Bank 0.10%–0.21% due 2/1/2013–1/2/2014	651,800	651,583	.84
U.S. Treasury Bills 0.08%–0.195% due 4/4–9/19/2013	563,900	563,743	.73
General Electric Co. 0.11% due 2/1/2013	85,000	85,000	.11
E.I. duPont de Nemours and Co. 0.09% due 2/5/2013[6]	35,000	35,000	.04
Other securities		976,747	1.26

Total short-term securities (cost: $3,891,895,000)		3,892,328	5.03
Total investment securities (cost: $66,605,704,000)		77,600,448	100.23
Other assets less liabilities		(181,908)	(.23)

Net assets		$77,418,540	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $64,622,000, which represented .08% of the net assets of the fund. One of these securities (with a value of $12,877,000, a cost of $24,618,000, and which represented .02% of the net assets of the fund) was acquired from 9/17/2009 to 9/9/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The Income Fund of America	11

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2013, appear below.

	Beginning			Ending	Dividend	Value
	shares			shares	or interest	of affiliates
	or principal			or principal	income	at 1/31/2013
	amount	Additions	Reductions	amount	(000)	(000)
Digital Realty Trust, Inc.	3,475,000	3,025,000	—	6,500,000	$7,048	$441,415
Iron Mountain Inc.	11,117,270	1,339,941	—	12,457,211	51,686	426,161
MeadWestvaco Corp.	11,201,000	80,000	—	11,281,000	2,820	353,659
Cliffs Natural Resources Inc.	5,573,000	2,793,000	—	8,366,000	8,717	312,136
Cliffs Natural Resources Inc. 4.875% 2021	$28,275,000	$5,662,000	$1,425,000	$32,512,000	756	32,138
Cliffs Natural Resources Inc. 6.25% 2040	$2,480,000	—	$1,480,000	$1,000,000	67	970
Hospitality Properties Trust	8,015,000	16,000	—	8,031,000	7,549	202,542
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	523	21,877
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	426	14,506
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	318	11,220
Hospitality Properties Trust 5.00% 2022	—	$7,000,000	—	$7,000,000	163	7,440
Hospitality Properties Trust 5.125% 2015	$3,160,000	—	—	$3,160,000	110	3,316
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	$12,650,000	—	96	—
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	3,145	214,799
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,410	122,778
R.R. Donnelley & Sons Co. 7.25% 2018	—	$5,150,000	—	$5,150,000	92	5,099
R.R. Donnelley & Sons Co. 6.125% 2017	—	$2,475,000	—	$2,475,000	40	2,463

12	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest Income (000)	Value of affiliates at 1/31/2013 (000)
Trustmark Corp.	3,257,000	—	—	3,257,000	$1,498	$75,334
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	1,164	59,170
Douglas Dynamics, Inc.	1,350,000	—	—	1,350,000	557	17,793
Fletcher Building Ltd.[7]	34,239,000	—	—	34,239,000	4,783	—
Masco Corp.[7]	19,796,751	—	2,800,000	16,996,751	2,820	—
Waste Management, Inc.[7]	27,471,706	—	6,999,553	20,472,153	17,407	—
					$122,195	$2,324,816

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,646,373,000, which represented 6.00% of the net assets of the fund.
[7]	Unaffiliated issuer at 1/31/2013.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

The Income Fund of America	13

Financial statements

Statement of assets and liabilities at January 31, 2013	Unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $64,140,408)	$75,275,632
Affiliated issuers (cost: $2,465,296)	2,324,816	$77,600,448
Cash denominated in currencies other than U.S. dollars (cost: $1,411)		1,411
Cash		54
Receivables for:
Sales of investments	644,446
Sales of fund’s shares	100,546
Dividends and interest	338,885	1,083,877
		78,685,790
Liabilities:
Payables for:
Purchases of investments	1,141,465
Repurchases of fund’s shares	71,936
Investment advisory services	13,083
Services provided by related parties	36,249
Trustees’ deferred compensation	4,164
Other	353	1,267,250
Net assets at January 31, 2013		$77,418,540

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,536,628
Undistributed net investment income		345,696
Accumulated net realized loss		(6,459,064)
Net unrealized appreciation		10,995,280
Net assets at January 31, 2013		$77,418,540

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,159,358 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$59,618,151	3,198,979	$18.64
Class B	973,635	52,624	18.50
Class C	6,212,315	337,009	18.43
Class F-1	2,963,086	159,306	18.60
Class F-2	1,214,309	65,187	18.63
Class 529-A	1,199,054	64,450	18.60
Class 529-B	50,727	2,735	18.55
Class 529-C	390,619	21,072	18.54
Class 529-E	54,827	2,955	18.56
Class 529-F-1	39,900	2,144	18.61
Class R-1	116,863	6,305	18.54
Class R-2	586,325	31,763	18.46
Class R-3	1,253,700	67,500	18.57
Class R-4	945,205	50,790	18.61
Class R-5	466,313	25,021	18.64
Class R-6	1,333,511	71,518	18.65

See Notes to Financial Statements

14	The Income Fund of America

Statement of operations		unaudited
for the six months ended January 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $23,982; also includes $119,604 from affiliates)	$1,070,974
Interest (includes $2,591 from affiliates)	529,574	$1,600,548
Fees and expenses*:
Investment advisory services	87,591
Distribution services	119,459
Transfer agent services	34,486
Administrative services	6,961
Reports to shareholders	1,472
Registration statement and prospectus	265
Trustees’ compensation	555
Auditing and legal	42
Custodian	1,385
Other	885	253,101
Net investment income		1,347,447

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on:
Investments (includes $46,344 net loss from affiliates)	(13,256)
Currency transactions	(1,600)	(14,856)
Net unrealized appreciation on:
Investments	4,120,583
Currency translations	1,216	4,121,799
Net realized loss and unrealized appreciation on investments and currency		4,106,943

Net increase in net assets resulting from operations		$5,454,390

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Income Fund of America	15

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2013*	Year ended July 31, 2012

Operations:
Net investment income	$1,347,447	$2,621,849
Net realized (loss) gain on investments and currency transactions	(14,856)	1,001,534
Net unrealized appreciation on investments and currency translations	4,121,799	1,913,338
Net increase in net assets resulting from operations	5,454,390	5,536,721

Dividends paid to shareholders from net investment income	(1,410,087)	(2,766,884)

Net capital share transactions	502,882	1,227,028

Total increase in net assets	4,547,185	3,996,865

Net assets:
Beginning of period	72,871,355	68,874,490
End of period (including undistributed net investment income:
$345,696 and $408,336, respectively)	$77,418,540	$72,871,355

*Unaudited.

See Notes to Financial Statements

16	The Income Fund of America

Notes to financial statements

unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

The Income Fund of America	17

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	The Income Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within

The Income Fund of America	19

60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	The Income Fund of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,203,267	$—	$—	$7,203,267
Industrials	7,023,254	—	63	7,023,317
Health care	6,708,747	—	—	6,708,747
Energy	5,447,427	—	203	5,447,630
Consumer staples	5,424,418	—	—	5,424,418
Utilities	4,229,308	—	—	4,229,308
Consumer discretionary	3,968,087	—	—	3,968,087
Materials	3,531,123	—	12,877	3,544,000
Telecommunication services	3,055,578	—	—	3,055,578
Information technology	2,827,373	—	—	2,827,373
Miscellaneous	3,739,334	—	—	3,739,334
Preferred stocks	85,278	250,255	—	335,533
Warrants	—	—	64	64
Convertible securities	662,615	191,144	—	853,759
Bonds & notes:
Corporate bonds & notes	—	12,331,713	31,154	12,362,867
Mortgage-backed obligations	—	2,465,671	—	2,465,671
U.S. Treasury bonds & notes	—	2,353,957	—	2,353,957
Federal agency bonds & notes	—	224,668	—	224,668
Other	—	1,933,934	—	1,933,934
Miscellaneous	—	6,608	—	6,608
Short-term securities	—	3,892,328	—	3,892,328
Total	$53,905,809	$23,650,278	$44,361	$77,600,448

The Income Fund of America	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

22	The Income Fund of America

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of January 31, 2013, the fund’s maximum exposure of unfunded loan commitments was $17,036,000, which would represent 0.02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $220,000 is included in other payables in the statement of assets and liabilities and net unrealized appreciation on investments in the statement of operations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Income Fund of America	23

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$417,285
Capital loss carryforward expiring 2018*	(6,321,134)
Post-October capital loss deferral†	115,303

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$12,795,428
Gross unrealized depreciation on investment securities	(1,818,055)
Net unrealized appreciation on investment securities	10,977,373
Cost of investment securities	66,623,075

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	January 31, 2013	July 31, 2012
Class A	$1,111,224	$2,184,216
Class B	16,103	46,211
Class C	94,588	200,257
Class F-1	52,375	89,867
Class F-2	22,415	36,868
Class 529-A	21,540	40,081
Class 529-B	790	2,067
Class 529-C	5,670	11,153
Class 529-E	932	1,773
Class 529-F-1	752	1,404
Class R-1	1,847	3,657
Class R-2	8,910	18,298
Class R-3	21,525	42,360
Class R-4	17,256	33,776
Class R-5	9,885	18,601
Class R-6	24,275	36,295
Total	$1,410,087	$2,766,884

24	The Income Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2013, the investment advisory services fee was $87,591,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The Income Fund of America	25

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

26	The Income Fund of America

Class-specific expenses under the agreements described on the previous page for the six months ended January 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$69,273	$25,718	$ 2,901	Not applicable
Class B	5,308	505	Not applicable	Not applicable
Class C	30,857	2,773	1,543	Not applicable
Class F-1	3,433	1,621	689	Not applicable
Class F-2	Not applicable	682	280	Not applicable
Class 529-A	1,307	369	288	$569
Class 529-B	271	22	14	27
Class 529-C	1,895	136	95	189
Class 529-E	133	10	13	26
Class 529-F-1	—	12	10	19
Class R-1	608	63	30	Not applicable
Class R-2	2,154	995	145	Not applicable
Class R-3	3,079	999	310	Not applicable
Class R-4	1,141	456	229	Not applicable
Class R-5	Not applicable	122	120	Not applicable
Class R-6	Not applicable	3	294	Not applicable
Total class-specific expenses	$119,459	$34,486	$6,961	$830

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $555,000, shown on the accompanying financial statements, includes $297,000 in current fees (either paid in cash or deferred) and a net increase of $258,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The Income Fund of America	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2013

Class A	$3,242,747	179,374	$1,065,875	58,772	$(3,961,639)	(219,444)	$346,983	18,702
Class B	15,249	851	15,705	871	(273,966)	(15,325)	(243,012)	(13,603)
Class C	397,525	22,216	89,304	4,972	(698,911)	(39,142)	(212,082)	(11,954
Class F-1	496,450	27,518	50,895	2,811	(296,205)	(16,436)	251,140	13,893
Class F-2	218,917	12,114	19,463	1,074	(104,262)	(5,773)	134,118	7,415
Class 529-A	108,413	6,008	21,529	1,189	(95,500)	(5,296)	34,442	1,901
Class 529-B	1,441	80	789	44	(12,298)	(685)	(10,068)	(561)
Class 529-C	34,654	1,928	5,668	314	(40,225)	(2,239)	97	3
Class 529-E	4,666	260	932	52	(5,436)	(303)	162	9
Class 529-F-1	4,960	275	752	41	(4,193)	(233)	1,519	83
Class R-1	10,821	602	1,842	102	(24,316)	(1,353)	(11,653)	(649)
Class R-2	78,533	4,387	8,897	495	(99,460)	(5,556)	(12,030)	(674)
Class R-3	143,317	7,953	21,476	1,187	(180,884)	(10,049)	(16,091)	(909)
Class R-4	142,904	7,935	17,250	952	(144,195)	(8,012)	15,959	875
Class R-5	61,757	3,418	9,868	544	(92,044)	(5,096)	(20,419)	(1,134)
Class R-6	276,278	15,280	24,224	1,335	(56,685)	(3,139)	243,817	13,476
Total net increase
(decrease)	$5,238,632	290,199	$1,354,469	74,755	$(6,090,219)	(338,081)	$502,882	26,873

28	The Income Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2012

Class A	$6,409,309	380,692	$2,076,112	123,088	$(7,424,453)	(442,493)	$1,060,968	61,287
Class B	53,846	3,232	44,577	2,668	(732,865)	(44,184)	(634,442)	(38,284)
Class C	772,114	46,260	186,801	11,185	(1,246,159)	(75,003)	(287,244)	(17,558)
Class F-1	855,471	50,731	87,301	5,178	(502,848)	(29,980)	439,924	25,929
Class F-2	357,474	21,135	30,977	1,834	(155,227)	(9,207)	233,224	13,762
Class 529-A	205,725	12,229	40,070	2,377	(125,549)	(7,469)	120,246	7,137
Class 529-B	4,732	283	2,066	123	(27,015)	(1,622)	(20,217)	(1,216)
Class 529-C	69,306	4,131	11,149	663	(55,114)	(3,294)	25,341	1,500
Class 529-E	10,662	636	1,772	105	(6,783)	(404)	5,651	337
Class 529-F-1	9,503	564	1,404	84	(7,312)	(431)	3,595	217
Class R-1	31,835	1,893	3,647	217	(26,611)	(1,603)	8,871	507
Class R-2	152,861	9,155	18,275	1,093	(177,532)	(10,631)	(6,396)	(383)
Class R-3	291,667	17,334	42,296	2,514	(294,208)	(17,542)	39,755	2,306
Class R-4	260,468	15,470	33,752	2,002	(256,507)	(15,282)	37,713	2,190
Class R-5	120,163	7,104	18,581	1,102	(168,184)	(10,211)	(29,440)	(2,005)
Class R-6	248,413	14,532	36,215	2,144	(55,149)	(3,263)	229,479	13,413
Total net increase (decrease)	$9,853,549	585,381	$2,634,995	156,377	$(11,261,516)	(672,619)	$1,227,028	69,139

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,735,122,000 and $14,914,095,000, respectively, during the six months ended January 31, 2013.

The Income Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 1/31/2013[4,5]	$17.66	$.33	$1.00	$1.33
	Year ended 7/31/2012	16.97	.66	.73	1.39
	Year ended 7/31/2011	15.48	.71	1.53	2.24
	Year ended 7/31/2010	14.04	.73	1.37	2.10
	Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)
	Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)
Class B:	Six months ended 1/31/2013[4,5]	17.53	.27	.98	1.25
	Year ended 7/31/2012	16.85	.53	.71	1.24
	Year ended 7/31/2011	15.37	.58	1.52	2.10
	Year ended 7/31/2010	13.94	.60	1.37	1.97
	Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)
	Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)
Class C:	Six months ended 1/31/2013[4,5]	17.47	.26	.98	1.24
	Year ended 7/31/2012	16.80	.52	.71	1.23
	Year ended 7/31/2011	15.33	.57	1.51	2.08
	Year ended 7/31/2010	13.91	.60	1.36	1.96
	Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)
	Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)
Class F-1:	Six months ended 1/31/2013[4,5]	17.62	.33	.99	1.32
	Year ended 7/31/2012	16.94	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.52	2.22
	Year ended 7/31/2010	14.02	.73	1.37	2.10
	Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)
	Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)
Class F-2:	Six months ended 1/31/2013[4,5]	17.65	.35	1.00	1.35
	Year ended 7/31/2012	16.97	.69	.72	1.41
	Year ended 7/31/2011	15.48	.74	1.53	2.27
	Year ended 7/31/2010	14.04	.77	1.36	2.13
	Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)
Class 529-A:	Six months ended 1/31/2013[4,5]	17.63	.32	.99	1.31
	Year ended 7/31/2012	16.95	.64	.72	1.36
	Year ended 7/31/2011	15.46	.69	1.53	2.22
	Year ended 7/31/2010	14.03	.73	1.35	2.08
	Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)
	Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)
Class 529-B:	Six months ended 1/31/2013[4,5]	17.57	.25	1.00	1.25
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.52	2.08
	Year ended 7/31/2010	13.98	.59	1.37	1.96
	Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)
	Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)
Class 529-C:	Six months ended 1/31/2013[4,5]	17.56	.25	1.00	1.25
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.53	2.09
	Year ended 7/31/2010	13.99	.60	1.35	1.95
	Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)
	Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)

30	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net assets, value, end of period	Total return[2,3]	Net asset end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.35)	$—	$(.35)	$18.64	7.60%	$59,618	.58%[6]		.58%[6]		3.67%[6]
(.70)	—	(.70)	17.66	8.45	56,153	.59		.59		3.92
(.75)	—	(.75)	16.97	14.68	52,940	.58		.58		4.24
(.66)	—	(.66)	15.48	15.09	48,437	.61		.61		4.82
(.70)	—	(.70)	14.04	(12.72)	45,569	.64		.63		5.50
(.91)	(.85)	(1.76)	16.98	(9.46)	58,029	.57		.54		4.53
(.28)	—	(.28)	18.50	7.17	974	1.34	[6]	1.34	[6]	2.93	[6]
(.56)	—	(.56)	17.53	7.56	1,161	1.34		1.34		3.19
(.62)	—	(.62)	16.85	13.82	1,760	1.34		1.34		3.48
(.54)	—	(.54)	15.37	14.24	2,421	1.38		1.38		4.01
(.61)	—	(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
(.28)	—	(.28)	18.43	7.13	6,212	1.38	[6]	1.38	[6]	2.87	[6]
(.56)	—	(.56)	17.47	7.55	6,096	1.38		1.38		3.13
(.61)	—	(.61)	16.80	13.77	6,157	1.39		1.39		3.43
(.54)	—	(.54)	15.33	14.17	5,882	1.43		1.43		4.00
(.61)	—	(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
(.34)	—	(.34)	18.60	7.58	2,963	.66	[6]	.66	[6]	3.58	[6]
(.69)	—	(.69)	17.62	8.35	2,563	.64		.64		3.87
(.74)	—	(.74)	16.94	14.58	2,025	.64		.64		4.19
(.66)	—	(.66)	15.46	15.08	1,815	.65		.65		4.78
(.70)	—	(.70)	14.02	(12.71)	1,801	.66		.65		5.49
(.90)	(.85)	(1.75)	16.95	(9.56)	2,712	.61		.58		4.48
(.37)	—	(.37)	18.63	7.69	1,214	.41	[6]	.41	[6]	3.82	[6]
(.73)	—	(.73)	17.65	8.59	1,020	.40		.40		4.09
(.78)	—	(.78)	16.97	14.90	747	.40		.40		4.42
(.69)	—	(.69)	15.48	15.31	460	.42		.42		5.04
(.73)	—	(.73)	14.04	(12.19)	350	.44		.43		5.39
(.34)	—	(.34)	18.60	7.50	1,199	.68	[6]	.68	[6]	3.56	[6]
(.68)	—	(.68)	17.63	8.30	1,102	.68		.68		3.82
(.73)	—	(.73)	16.95	14.62	939	.67		.67		4.15
(.65)	—	(.65)	15.46	14.95	753	.69		.69		4.77
(.70)	—	(.70)	14.03	(12.72)	608	.70		.68		5.44
(.90)	(.85)	(1.75)	16.96	(9.55)	662	.65		.63		4.46
(.27)	—	(.27)	18.55	7.14	51	1.46	[6]	1.46	[6]	2.81	[6]
(.54)	—	(.54)	17.57	7.41	58	1.47		1.47		3.06
(.60)	—	(.60)	16.89	13.66	76	1.46		1.46		3.37
(.53)	—	(.53)	15.41	14.10	92	1.49		1.49		3.92
(.60)	—	(.60)	13.98	(13.47)	91	1.51		1.50		4.63
(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
(.27)	—	(.27)	18.54	7.17	391	1.46	[6]	1.46	[6]	2.79	[6]
(.55)	—	(.55)	17.56	7.43	370	1.47		1.47		3.04
(.61)	—	(.61)	16.89	13.71	331	1.46		1.46		3.37
(.53)	—	(.53)	15.41	14.04	281	1.48		1.48		3.97
(.60)	—	(.60)	13.99	(13.45)	241	1.50		1.49		4.63
(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66

See page 35 for footnotes.

The Income Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations
Class 529-E:	Six months ended 1/31/2013[4,5]	$17.58	$.30	$1.00	$1.30
	Year ended 7/31/2012	16.91	.60	.71	1.31
	Year ended 7/31/2011	15.43	.65	1.52	2.17
	Year ended 7/31/2010	14.00	.68	1.36	2.04
	Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)
	Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)
Class 529-F-1:	Six months ended 1/31/2013[4,5]	17.63	.34	1.00	1.34
	Year ended 7/31/2012	16.95	.68	.72	1.40
	Year ended 7/31/2011	15.46	.73	1.53	2.26
	Year ended 7/31/2010	14.03	.76	1.35	2.11
	Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)
	Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)
Class R-1:	Six months ended 1/31/2013[4,5]	17.56	.26	1.00	1.26
	Year ended 7/31/2012	16.89	.52	.71	1.23
	Year ended 7/31/2011	15.41	.57	1.52	2.09
	Year ended 7/31/2010	13.99	.61	1.35	1.96
	Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)
	Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)
Class R-2:	Six months ended 1/31/2013[4,5]	17.49	.26	.99	1.25
	Year ended 7/31/2012	16.82	.52	.71	1.23
	Year ended 7/31/2011	15.35	.57	1.51	2.08
	Year ended 7/31/2010	13.93	.60	1.35	1.95
	Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)
	Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)
Class R-3:	Six months ended 1/31/2013[4,5]	17.60	.30	.99	1.29
	Year ended 7/31/2012	16.92	.60	.72	1.32
	Year ended 7/31/2011	15.44	.64	1.53	2.17
	Year ended 7/31/2010	14.01	.68	1.35	2.03
	Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)
	Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)

32	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.32)	$—	$(.32)	$18.56	7.44%	$55	.93%[6]		.93%[6]		3.32%[6]
(.64)	—	(.64)	17.58	7.99	52	.93		.93		3.57
(.69)	—	(.69)	16.91	14.27	44	.94		.94		3.88
(.61)	—	(.61)	15.43	14.66	35	.97		.97		4.49
(.66)	—	(.66)	14.00	(12.98)	29	1.00		.98		5.14
(.84)	(.85)	(1.69)	16.93	(9.83)	32	.94		.92		4.17
(.36)	—	(.36)	18.61	7.67	40	.46	[6]	.46	[6]	3.79	[6]
(.72)	—	(.72)	17.63	8.53	36	.46		.46		4.04
(.77)	—	(.77)	16.95	14.87	31	.45		.45		4.37
(.68)	—	(.68)	15.46	15.19	22	.47		.47		4.99
(.72)	—	(.72)	14.03	(12.56)	19	.50		.48		5.64
(.94)	(.85)	(1.79)	16.96	(9.35)	21	.44		.42		4.67
(.28)	—	(.28)	18.54	7.20	117	1.39	[6]	1.39	[6]	2.87	[6]
(.56)	—	(.56)	17.56	7.50	122	1.40		1.40		3.11
(.61)	—	(.61)	16.89	13.76	109	1.41		1.41		3.42
(.54)	—	(.54)	15.41	14.10	91	1.44		1.44		4.03
(.60)	—	(.60)	13.99	(13.36)	74	1.46		1.44		4.68
(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
(.28)	—	(.28)	18.46	7.18	586	1.38	[6]	1.38	[6]	2.88	[6]
(.56)	—	(.56)	17.49	7.52	567	1.40		1.40		3.11
(.61)	—	(.61)	16.82	13.75	552	1.41		1.41		3.41
(.53)	—	(.53)	15.35	14.10	518	1.47		1.47		3.97
(.59)	—	(.59)	13.93	(13.54)	463	1.56		1.54		4.58
(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
(.32)	—	(.32)	18.57	7.36	1,254	.95	[6]	.95	[6]	3.30	[6]
(.64)	—	(.64)	17.60	8.01	1,204	.96		.96		3.55
(.69)	—	(.69)	16.92	14.23	1,118	.96		.96		3.86
(.60)	—	(.60)	15.44	14.63	1,056	.99		.99		4.45
(.66)	—	(.66)	14.01	(12.99)	936	1.00		.99		5.14
(.84)	(.85)	(1.69)	16.94	(9.83)	1,061	.95		.93		4.16

See page 35 for footnotes.

The Income Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-4:	Six months ended 1/31/2013[4,5]	$17.63	$.33	$.99	$1.32
	Year ended 7/31/2012	16.95	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.53	2.23
	Year ended 7/31/2010	14.03	.72	1.36	2.08
	Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)
	Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)
Class R-5:	Six months ended 1/31/2013[4,5]	17.66	.36	.99	1.35
	Year ended 7/31/2012	16.97	.70	.73	1.43
	Year ended 7/31/2011	15.48	.75	1.53	2.28
	Year ended 7/31/2010	14.04	.77	1.37	2.14
	Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)
	Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)
Class R-6:	Six months ended 1/31/2013[4,5]	17.66	.36	1.01	1.37
	Year ended 7/31/2012	16.98	.71	.72	1.43
	Year ended 7/31/2011	15.49	.76	1.52	2.28
	Year ended 7/31/2010	14.05	.79	1.35	2.14
	Period from 5/1/2009 to 7/31/2009[4]	12.55	.19	1.48	1.67

	Six months ended	Year ended July 31
	January 31, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	23%	41%	38%	35%	49%	38%

34	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.34)	$—	$(.34)	$18.61	7.57%	$945	.64%[6]		.64%[6]		3.61%[6]
(.69)	—	(.69)	17.63	8.33	880	.65		.65		3.86
(.74)	—	(.74)	16.95	14.62	809	.66		.66		4.17
(.65)	—	(.65)	15.46	14.95	740	.68		.68		4.77
(.70)	—	(.70)	14.03	(12.72)	629	.70		.69		5.43
(.89)	(.85)	(1.74)	16.96	(9.56)	597	.66		.63		4.49
(.37)	—	(.37)	18.64	7.72	466	.34	[6]	.34	[6]	3.92	[6]
(.74)	—	(.74)	17.66	8.70	462	.35		.35		4.17
(.79)	—	(.79)	16.97	14.94	478	.36		.36		4.46
(.70)	—	(.70)	15.48	15.36	447	.38		.38		5.07
(.73)	—	(.73)	14.04	(12.53)	395	.40		.38		5.72
(.95)	(.85)	(1.80)	16.97	(9.26)	559	.36		.33		4.80
(.38)	—	(.38)	18.65	7.80	1,334	.29	[6]	.29	[6]	3.94	[6]
(.75)	—	(.75)	17.66	8.69	1,025	.30		.30		4.21
(.79)	—	(.79)	16.98	14.99	758	.31		.31		4.51
(.70)	—	(.70)	15.49	15.40	480	.33		.33		5.20
(.17)	—	(.17)	14.05	13.42	272	.09		.09		1.45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

The Income Fund of America	35

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (August 1, 2012, through January 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

36	The Income Fund of America

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2012	Ending account value 1/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,075.96	$3.03	.58%
Class A — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class B — actual return	1,000.00	1,071.72	7.00	1.34
Class B — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class C — actual return	1,000.00	1,071.34	7.20	1.38
Class C — assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class F-1 — actual return	1,000.00	1,075.81	3.45	.66
Class F-1 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 — actual return	1,000.00	1,076.93	2.15	.41
Class F-2 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-A — actual return	1,000.00	1,075.01	3.56	.68
Class 529-A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-B — actual return	1,000.00	1,071.37	7.62	1.46
Class 529-B — assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-C — actual return	1,000.00	1,071.69	7.62	1.46
Class 529-C — assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E — actual return	1,000.00	1,074.44	4.86	.93
Class 529-E — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 529-F-1 — actual return	1,000.00	1,076.72	2.41	.46
Class 529-F-1 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class R-1 — actual return	1,000.00	1,072.00	7.26	1.39
Class R-1 — assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 — actual return	1,000.00	1,071.84	7.21	1.38
Class R-2 — assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-3 — actual return	1,000.00	1,073.64	4.97	.95
Class R-3 — assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-4 — actual return	1,000.00	1,075.73	3.35	.64
Class R-4 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5 — actual return	1,000.00	1,077.21	1.78	.34
Class R-5 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 — actual return	1,000.00	1,078.04	1.52	.29
Class R-6 — assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	37

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board

38	The Income Fund of America

and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They

The Income Fund of America	39

considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	The Income Fund of America

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012 (the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	6.10%	2.10%	7.25%
Not reflecting CDSC	11.10	2.44	7.25

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.07	2.40	7.03
Not reflecting CDSC	11.07	2.40	7.03

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	11.92	3.20	7.85

Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	12.17	—	6.46

Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	5.39	1.93	7.18
Not reflecting maximum sales charge	11.81	3.15	7.82

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	5.98	1.98	7.10
Not reflecting CDSC	10.98	2.32	7.10

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	9.99	2.33	6.95
Not reflecting CDSC	10.99	2.33	6.95

Class 529-E shares[3,4]	11.56	2.87	7.50

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	12.11	3.37	7.96

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

The Income Fund of America	41

Offices

Office of the fund

One Market

Steuart Tower, Suite 2000

Mailing address: P.O. Box 7650

San Francisco, CA 94120-7650

Investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

42	The Income Fund of America

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The Income Fund of America	43

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44	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2013, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®
Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
Equity-income funds
Capital Income Builder®
The Income Fund of America®
Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
Money market fund
American Funds Money Market Fund®
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
American Funds Target Date Retirement Series®
American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio

January 31, 2013 unaudited

Common stocks — 68.68%	Shares	Value (000)

FINANCIALS — 9.30%
HCP, Inc.	20,907,513	$ 969,900
HSBC Holdings PLC (United Kingdom)	36,388,722	413,626
HSBC Holdings PLC (Hong Kong)	28,586,382	325,474
Weyerhaeuser Co.[1]	17,902,528	539,224
CME Group Inc., Class A	8,850,000	511,884
BlackRock, Inc.	2,000,000	472,560
Digital Realty Trust, Inc.[2]	6,500,000	441,415
Prologis, Inc.	8,947,500	357,005
Macerich Co.	4,805,000	286,955
Sanlam Ltd.	43,646,184	222,209
Public Storage	1,380,000	212,423
M&T Bank Corp.	2,065,000	212,055
Hospitality Properties Trust[2]	8,031,000	202,542
Arthur J. Gallagher & Co.	5,000,000	184,750
Toronto-Dominion Bank	2,150,000	179,540
Prudential PLC	11,775,000	178,908
British Land Co. PLC	19,395,438	172,878
Industrial and Commercial Bank of China Ltd., Class H	176,959,000	133,254
New York Community Bancorp, Inc.	9,160,000	122,286
Eaton Vance Corp., nonvoting shares	3,000,000	108,600
IG Group Holdings PLC	14,650,000	103,628
Sumitomo Mitsui Financial Group, Inc.	2,500,000	100,333
Cullen/Frost Bankers, Inc.	1,700,000	100,113
DDR Corp.	5,670,000	94,065
Boardwalk Real Estate Investment Trust	1,199,000	78,920
Bank of Nova Scotia	1,300,000	76,444
Trustmark Corp.[2]	3,257,000	75,334
Capitol Federal Financial, Inc.	5,294,700	62,213
Northwest Bancshares, Inc.[2]	4,850,000	59,170
AXA SA	2,735,000	50,653
Allianz SE	350,000	50,065
Mercury General Corp.	1,213,342	48,048
City Holding Co.	741,000	28,002
United Overseas Bank Ltd.	1,679,000	25,572
American Tower Corp.	42,271	3,219
		7,203,267

INDUSTRIALS — 9.07%
General Electric Co.	72,066,500	1,605,642
Lockheed Martin Corp.	10,005,000	869,134
Waste Management, Inc.	20,472,153	744,777
Eaton Corp. PLC	9,500,000	541,025
Iron Mountain Inc.[2]	12,457,211	426,161
Schneider Electric SA	5,343,606	407,036
Masco Corp.	16,996,751	312,570
Hubbell Inc., Class B	3,430,000	312,302
Siemens AG	1,715,000	188,246
Ryanair Holdings PLC (ADR)	4,615,000	179,754
PACCAR Inc	3,382,500	159,181
AB SKF, Class B	6,290,000	156,116
Keppel Corp. Ltd.	16,300,000	151,456
CCR SA, ordinary nominative	14,607,300	150,742
United Technologies Corp.	1,500,000	131,355
Boeing Co.	1,700,000	125,579
Norfolk Southern Corp.	1,800,000	123,966
R.R. Donnelley & Sons Co.[2]	13,345,400	122,778
Honeywell International Inc.	1,575,000	107,478
Leighton Holdings Ltd.	3,697,000	79,726
Atlas Copco AB, Class B	2,825,000	72,071
Geberit AG	158,758	37,123
Douglas Dynamics, Inc.[2]	1,350,000	17,793
Nortek, Inc.[1]	17,225	1,243
Atrium Corp.[1,3,4]	1,807	63
		7,023,317

HEALTH CARE — 8.67%
Bristol-Myers Squibb Co.	50,700,000	1,832,298
Merck & Co., Inc.	41,192,440	1,781,573
Pfizer Inc	43,357,000	1,182,779
AstraZeneca PLC	13,570,000	657,067
Johnson & Johnson	4,545,000	335,967
Roche Holding AG	1,200,000	265,568
Novartis AG	2,203,000	150,086
Novartis AG (ADR)	500,000	33,910
Baxter International Inc.	2,675,000	181,472
Sonic Healthcare Ltd.	10,324,622	147,178
Eli Lilly and Co.	2,000,000	107,380
Sanofi	343,018	33,469
		6,708,747

ENERGY — 7.04%
Royal Dutch Shell PLC, Class B (ADR)	10,426,000	758,179
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	423,120
Royal Dutch Shell PLC, Class B	3,797,147	138,151
Chevron Corp.	9,434,800	1,086,417
Kinder Morgan, Inc.	21,732,800	814,111
Spectra Energy Corp	21,975,500	610,479
ConocoPhillips	6,614,000	383,612
Crescent Point Energy Corp.	9,905,000	383,131
Husky Energy Inc.	8,277,500	258,101
EnCana Corp.	9,000,000	173,972
TOTAL SA (ADR)	3,110,000	168,842
Diamond Offshore Drilling, Inc.	1,885,200	141,560
Keyera Corp.	1,332,700	69,347
Penn West Petroleum Ltd.	3,796,300	38,405
General Maritime Corp.[1,3,4]	5,506	203
		5,447,630

CONSUMER STAPLES — 7.01%
PepsiCo, Inc.	8,605,000	626,874
Procter & Gamble Co.	8,173,985	614,357
Nestlé SA	8,145,000	571,909
Altria Group, Inc.	14,930,000	502,842
H.J. Heinz Co.	7,500,000	454,725
Kimberly-Clark Corp.	4,870,000	435,914
Philip Morris International Inc.	3,610,800	318,328
Costco Wholesale Corp.	2,800,000	286,552
Unilever NV, depository receipts	6,795,000	274,942
Unilever PLC	6,075,000	247,329
Sysco Corp.	6,458,500	205,187
Coca-Cola Co.	5,000,000	186,200
Coca-Cola Amatil Ltd.	11,640,441	167,999
Hershey Co.	2,000,000	158,900
British American Tobacco PLC	2,940,000	153,081
General Mills, Inc.	3,605,000	151,194
Mondelez International, Inc.	2,450,000	68,085
		5,424,418

UTILITIES — 5.46%
National Grid PLC	80,801,656	886,167
GDF SUEZ	29,738,377	610,123
Power Assets Holdings Ltd.	59,138,000	512,427
FirstEnergy Corp.	10,802,983	437,413
PG&E Corp.	9,800,000	417,872
Duke Energy Corp.	5,237,057	359,995
DTE Energy Co.	5,000,000	316,550
Exelon Corp.	9,000,000	282,960
Snam SpA	34,046,588	172,155
ONEOK, Inc.	2,760,000	129,748
DUET Group	45,288,266	103,898
Prime AET&D Holdings No 1 Pty Ltd.[1,4]	22,756,141	—
		4,229,308

CONSUMER DISCRETIONARY — 5.12%
Home Depot, Inc.	23,406,200	1,566,343
Time Warner Inc.	13,815,000	697,934
Time Warner Cable Inc.	5,400,000	482,436
McGraw-Hill Companies, Inc.	5,270,000	303,130
SES SA, Class A (FDR)	6,940,000	212,445
Marks and Spencer Group PLC	30,000,000	180,661
McDonald’s Corp.	1,500,000	142,935
H & M Hennes & Mauritz AB, Class B	3,649,500	134,434
Genuine Parts Co.	1,765,580	120,112
VF Corp.	710,000	104,782
Cooper-Standard Holdings Inc.[1]	586,012	22,855
Adelphia Recovery Trust, Series ACC-1[1]	19,531,478	20
		3,968,087

MATERIALS — 4.58%
E.I. du Pont de Nemours and Co.	19,241,000	912,985
Nucor Corp.	13,580,000	624,816
Dow Chemical Co.	18,504,900	595,858
MeadWestvaco Corp.[2]	11,281,000	353,659
Cliffs Natural Resources Inc.[2]	8,366,000	312,136
Fletcher Building Ltd.	34,239,000	273,541
BASF SE	1,500,000	152,060
LyondellBasell Industries NV, Class A	2,150,000	136,353
Israel Chemicals Ltd.	6,935,332	91,885
Impala Platinum Holdings Ltd.	4,287,112	77,830
NewPage Holdings Inc.[1,4,5]	118,460	12,877
		3,544,000

TELECOMMUNICATION SERVICES — 3.95%
Verizon Communications Inc.	21,153,425	922,501
Telstra Corp. Ltd.	141,700,000	679,718
AT&T Inc.	7,199,621	250,475
Advanced Info Service PCL	35,408,300	249,354
HKT Trust, units	263,458,000	245,609
CenturyLink, Inc.	5,711,120	231,015
TalkTalk Telecom Group PLC[2]	57,242,000	214,799
OJSC MegaFon (GDR)[1,3]	5,483,200	148,101
OJSC Megafon (GDR)[1]	766,800	20,711
Bell Aliant Inc.	1,895,000	49,342
Portugal Telecom, SGPS, SA	7,528,000	43,953
		3,055,578

INFORMATION TECHNOLOGY — 3.65%
Microsoft Corp.	18,015,000	494,872
Maxim Integrated Products, Inc.	14,156,000	445,206
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	438,303
Paychex, Inc.	11,653,182	380,243
Analog Devices, Inc.	6,500,000	283,660
KLA-Tencor Corp.	3,900,000	214,149
Cisco Systems, Inc.	8,000,000	164,560
Intel Corp.	7,000,000	147,280
Texas Instruments Inc.	3,750,000	124,050
Canon, Inc.	2,000,000	73,596
Nintendo Co., Ltd.	630,000	61,454
		2,827,373

MISCELLANEOUS — 4.83%
Other common stocks in initial period of acquisition		3,739,334

Total common stocks (cost: $43,220,459,000)		53,171,059

Preferred stocks — 0.43%

FINANCIALS — 0.28%
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,278
Citigroup Inc. 7.875% preferred	2,637,610	73,725
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	50,940
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	273,063	7,138
Fannie Mae, Series S, 8.25% noncumulative[1]	1,511,450	2,815
		219,896

MISCELLANEOUS — 0.15%
Other preferred stocks in initial period of acquisition		115,637

Total preferred stocks (cost: $348,999,000)		335,533

Warrants — 0.00%

ENERGY — 0.00%
General Maritime Corp., warrants, expire 2017[1,3,4]	8,514	64

Total warrants (cost: $2,171,000)		64

	Shares or	Value
Convertible securities — 1.10%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.57%
General Motors Co., Series B, 4.75% convertible preferred 2013	9,641,250	$417,659
MGM Resorts International 4.25% convertible notes 2015	$19,845,000	21,557
		439,216

UTILITIES — 0.16%
PPL Corp. 9.50% convertible preferred 2013, units	2,297,168	124,185

ENERGY — 0.12%
Apache Corp., Series D, 6.00% convertible preferred 2013	1,930,000	91,347

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	71,729
AMR Corp. 6.25% convertible notes 2014[6]	$14,467,000	13,952
		85,681

MATERIALS — 0.07%
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	59,656

CONSUMER STAPLES — 0.04%
Bunge Ltd. 4.875% convertible preferred	272,700	29,424

TELECOMMUNICATION SERVICES — 0.03%
Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	24,250

Total convertible securities (cost: $872,313,000)		853,759

	Principal amount
Bonds & notes — 24.99%	(000)

FINANCIALS — 4.38%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	$18,485	19,823
Westfield Group 7.50% 2014[3]	5,555	6,021
Westfield Group 5.75% 2015[3]	10,250	11,399
Westfield Group 5.70% 2016[3]	44,075	50,164
Westfield Group 7.125% 2018[3]	39,925	49,115
Westfield Group 6.75% 2019[3]	30,000	37,058
Westfield Group 4.625% 2021[3]	20,000	22,148
CIT Group Inc., Series C, 4.75% 2015[3]	99,815	105,305
CIT Group Inc. 4.25% 2017	14,000	14,560
CIT Group Inc. 5.00% 2017	43,900	47,083
CIT Group Inc., Series C, 5.50% 2019[3]	13,650	14,674
Realogy Corp., Term Loan B, 4.456% 2016[7,8,9]	94,810	95,581
Realogy Corp., Letter of Credit, 4.456% 2016[7,8,9]	7,414	7,475
Realogy Corp. 7.875% 2019[3]	54,174	59,862
Realogy Corp. 9.00% 2020[3]	12,540	14,609
Prologis, Inc. 7.625% 2014	11,000	11,989
Prologis, Inc. 6.25% 2017	8,900	10,334
Prologis, Inc. 6.625% 2018	57,365	69,132
Prologis, Inc. 6.625% 2019	5,686	6,872
Prologis, Inc. 7.375% 2019	22,690	28,567
Prologis, Inc. 6.875% 2020	37,875	46,453
Wells Fargo & Co. 3.676% 2016	10,000	10,838
Wells Fargo & Co. 4.60% 2021	45,000	50,945
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	86,566	99,659
Citigroup Inc. 1.16% 2013[7]	13,159	13,159
Citigroup Inc. 4.587% 2015	10,885	11,841
Citigroup Inc. 3.953% 2016	27,115	29,121
Citigroup Inc. 8.50% 2019	4,894	6,535
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[7]	15,000	15,373
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[7]	83,897	84,841
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,938
Murray Street Investment Trust I 4.647% 2017	14,160	15,350
Goldman Sachs Group, Inc. 2.375% 2018	13,515	13,565
Goldman Sachs Group, Inc. 5.25% 2021	40,000	45,259
Goldman Sachs Group, Inc. 5.75% 2022	45,000	52,555
Goldman Sachs Group, Inc. 3.625% 2023	5,240	5,243
Simon Property Group, LP 6.75% 2014	5,310	5,637
Simon Property Group, LP 5.25% 2016	73,435	83,870
Simon Property Group, LP 6.10% 2016	4,250	4,879
Simon Property Group, LP 5.875% 2017	22,265	25,992
Simon Property Group, LP 1.50% 2018[3]	7,345	7,280
Simon Property Group, LP 6.125% 2018	10,790	13,125
Simon Property Group, LP 10.35% 2019	5,000	7,213
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,7]	116,330	147,448
JPMorgan Chase & Co. 3.45% 2016	10,000	10,668
JPMorgan Chase & Co. 1.80% 2018	8,500	8,481
JPMorgan Chase & Co. 3.25% 2022	10,000	10,034
JPMorgan Chase & Co. 3.20% 2023	15,000	14,939
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	74,825	86,392
Bank of America Corp., Series L, 3.625% 2016	7,060	7,493
Bank of America Corp. 3.75% 2016	9,975	10,648
Bank of America Corp. 5.75% 2017	8,100	9,362
Bank of America Corp. 5.625% 2020	12,445	14,458
Bank of America Corp. 5.00% 2021	4,185	4,690
Bank of America Corp. 5.70% 2022	22,905	26,913
Bank of America Corp. 3.30% 2023	4,285	4,236
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[7]	30,924	35,042
PNC Bank 0.80% 2016	5,000	5,003
PNC Financial Services Group, Inc. 2.854% 2022	17,515	17,288
PNC Preferred Funding Trust I, junior subordinated 1.958% (undated)[3,7]	23,800	20,111
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[7]	10,250	11,811
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)[3,7]	40,700	41,191
iStar Financial Inc., Term Loan B, 5.75% 2017[7,8,9]	51,053	51,994
iStar Financial Inc., Series B, 9.00% 2017	37,360	41,656
Developers Diversified Realty Corp. 5.50% 2015	15,776	17,111
Developers Diversified Realty Corp. 9.625% 2016	6,820	8,362
Developers Diversified Realty Corp. 7.50% 2017	32,887	39,329
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,535
Developers Diversified Realty Corp. 7.875% 2020	6,505	8,280
Zions Bancorporation 5.50% 2015	40,017	41,338
Zions Bancorporation 6.00% 2015	32,732	34,916
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,158
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,831
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,931
Kimco Realty Corp. 5.70% 2017	23,485	27,169
Kimco Realty Corp. 4.30% 2018	3,000	3,328
Kimco Realty Corp. 6.875% 2019	10,844	13,671
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[3,7]	55,766	65,548
International Lease Finance Corp. 4.875% 2015	62,155	65,107
Hospitality Properties Trust 5.125% 2015[2]	3,160	3,316
Hospitality Properties Trust 6.30% 2016[2]	19,827	21,877
Hospitality Properties Trust 5.625% 2017[2]	10,169	11,220
Hospitality Properties Trust 6.70% 2018[2]	12,625	14,506
Hospitality Properties Trust 5.00% 2022[2]	7,000	7,440
Royal Bank of Scotland PLC 3.40% 2013	7,950	8,054
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,741
Royal Bank of Scotland Group PLC 4.70% 2018	14,000	14,042
RBS Capital Trust II 6.425% noncumulative trust (undated)[7]	11,005	10,015
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,6,7]	12,735	12,098
Synovus Financial Corp. 5.125% 2017	31,353	31,275
Synovus Financial Corp. 7.875% 2019	18,816	21,497
Standard Chartered PLC 3.85% 2015[3]	6,945	7,342
Standard Chartered PLC 3.20% 2016[3]	13,123	13,841
Standard Chartered Bank 6.40% 2017[3]	25,000	29,108
HBOS PLC 6.75% 2018[3]	17,300	19,052
LBG Capital No.1 PLC, Series 2, 7.875% 2020[3]	20,000	22,120
HBOS PLC 6.00% 2033[3]	2,200	2,115
HBOS Capital Funding LP 6.071% (undated)[3,7]	5,000	4,425
Regions Financial Corp. 7.75% 2014	20,323	22,533
Regions Financial Corp. 5.20% 2015	3,115	3,317
Regions Financial Corp. 5.75% 2015	18,301	19,948
American Tower Corp. 4.625% 2015	9,280	9,966
American Tower Corp. 7.00% 2017	12,431	14,835
American Tower Corp. 7.25% 2019	15,025	18,522
Société Générale, junior subordinated 5.922% (undated)[3,7]	45,073	42,821
MetLife Global Funding I 5.125% 2013[3]	12,000	12,103
MetLife Global Funding I 2.50% 2015[3]	10,000	10,422
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,7]	14,430	18,038
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,7]	500	690
UnumProvident Finance Co. PLC 6.85% 2015[3]	28,500	32,109
Unum Group 7.125% 2016	6,740	7,882
Springleaf Finance Corp., Term Loan B, 5.50% 2017[7,8,9]	34,345	34,530
HSBK (Europe) BV 7.25% 2017[3]	30,570	34,009
American International Group, Inc. 3.00% 2015	14,000	14,547
American International Group, Inc. 4.875% 2016	4,000	4,471
American International Group, Inc. 3.80% 2017	11,000	11,869
Ford Motor Credit Co. 2.50% 2016	7,000	7,104
Ford Motor Credit Co. 8.00% 2016	1,500	1,801
Ford Motor Credit Co. 2.375% 2018	21,500	21,241
Lazard Group LLC 7.125% 2015	25,187	28,032
NASDAQ OMX Group, Inc. 5.25% 2018	23,050	25,445
ERP Operating LP 5.20% 2013	2,500	2,518
ERP Operating LP 5.25% 2014	2,000	2,144
ERP Operating LP 6.584% 2015	2,705	3,035
ERP Operating LP 5.75% 2017	4,000	4,681
ERP Operating LP 7.125% 2017	10,000	11,994
Berkshire Hathaway Inc. 2.20% 2016	11,500	12,014
Berkshire Hathaway Inc. 1.55% 2018	5,000	5,009
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,493
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,949
Liberty Mutual Group Inc., Series A, 7.80% 2087[3,7]	19,415	22,133
HCP, Inc. 3.75% 2016	20,000	21,384
Crescent Resources 10.25% 2017[3]	18,975	20,398
New York Life Global Funding 4.65% 2013[3]	19,000	19,213
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,058
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,550
BNP Paribas 3.60% 2016	10,000	10,628
BNP Paribas 5.00% 2021	7,000	7,842
Monumental Global Funding 5.50% 2013[3]	10,000	10,105
Monumental Global Funding III 0.504% 2014[3,7]	8,000	7,999
Prudential Financial, Inc. 4.50% 2021	3,000	3,319
Prudential Holdings, LLC, Series C, 8.695% 2023[3,8]	10,250	13,219
BBVA Bancomer SA 4.50% 2016[3]	7,500	7,969
BBVA Bancomer SA 6.50% 2021[3]	7,200	8,280
Morgan Stanley, Series F, 2.875% 2014	10,000	10,186
Morgan Stanley 3.80% 2016	5,125	5,416
Mack-Cali Realty Corp. 2.50% 2017	15,235	15,388
American Express Co. 6.15% 2017	12,610	15,042
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	5,362	5,523
Host Hotels & Resorts LP 6.00% 2020	1,000	1,100
Host Hotels & Resorts LP 6.00% 2021	6,400	7,352
Boston Properties, Inc. 3.70% 2018	12,000	13,072
FelCor Lodging Trust Inc. 5.625% 2023[3]	11,950	12,084
ANZ National (International) Ltd. 3.125% 2015[3]	10,000	10,520
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,485
UBS AG 2.25% 2014	10,000	10,158
US Bancorp., Series T, 1.65% 2017	10,000	10,124
Principal Life Insurance Co. 5.30% 2013	10,000	10,107
Westpac Banking Corp. 3.00% 2015	9,000	9,534
Bank of Nova Scotia 2.55% 2017	9,000	9,421
Toronto-Dominion Bank 2.375% 2016	9,000	9,409
Nationwide Mutual Insurance Co. 5.81% 2024[3,7]	8,150	8,232
ACE INA Holdings Inc. 2.60% 2015	7,445	7,830
Santander Issuances, SA Unipersonal 6.50% 2019[3,7]	7,500	7,743
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,409
Barclays Bank PLC 5.125% 2020	5,500	6,256
Goodman Funding Pty Ltd. 6.00% 2022[3]	4,935	5,520
AXA SA, Series B, junior subordinated 6.379% (undated)[3,7]	4,155	4,155
VEB Finance Ltd. 6.80% 2025[3]	3,000	3,653
UDR, Inc., Series A, 5.25% 2015	3,000	3,228
Allstate Corp., Series B, junior subordinated 6.125% 2067[7]	2,445	2,580
CNA Financial Corp. 6.50% 2016	1,750	2,020
Development Bank of Kazakhstan 5.50% 2015	930	1,007
Development Bank of Kazakhstan 5.50% 2015[3]	637	690
AvalonBay Communities, Inc. 2.85% 2023	1,415	1,380
		3,392,791

MORTGAGE-BACKED OBLIGATIONS[8] — 3.18%
Fannie Mae 5.50% 2018	90	96
Fannie Mae 6.00% 2021	348	389
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	8,000	7,893
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7]	4,285	4,222
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	12,231	12,340
Fannie Mae 2.50% 2022	24,757	25,774
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	7,000	7,214
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	984	989
Fannie Mae 2.50% 2023	26,283	27,366
Fannie Mae 4.50% 2024	4,286	4,608
Fannie Mae 5.50% 2024	484	522
Fannie Mae 3.50% 2025	13,078	13,846
Fannie Mae 3.50% 2025	9,852	10,431
Fannie Mae 3.50% 2025	8,176	8,657
Fannie Mae 3.50% 2025	7,825	8,285
Fannie Mae 3.50% 2025	7,009	7,420
Fannie Mae 3.50% 2025	4,346	4,602
Fannie Mae 3.50% 2025	1,081	1,144
Fannie Mae 3.50% 2025	443	469
Fannie Mae 3.50% 2025	372	394
Fannie Mae 4.50% 2025	4,723	5,092
Fannie Mae 4.50% 2025	2,696	2,931
Fannie Mae 4.50% 2025	2,710	2,922
Fannie Mae 4.50% 2025	2,707	2,919
Fannie Mae, Series 2001-4, Class GA, 9.623% 2025[7]	240	278
Fannie Mae, Series 2001-4, Class NA, 11.153% 2025[7]	9	11
Fannie Mae 3.50% 2026	7,473	7,912
Fannie Mae 6.00% 2026	6,626	7,340
Fannie Mae 7.00% 2026	885	1,020
Fannie Mae 2.50% 2027	23,882	24,863
Fannie Mae 2.50% 2027	22,569	23,465
Fannie Mae 2.50% 2027	2,036	2,119
Fannie Mae 2.50% 2027	1,558	1,621
Fannie Mae 2.50% 2027	1,402	1,462
Fannie Mae 2.50% 2027	1,274	1,325
Fannie Mae 2.50% 2027	753	783
Fannie Mae 2.50% 2027	628	654
Fannie Mae 2.50% 2027	611	635
Fannie Mae 3.00% 2027	31,093	32,876
Fannie Mae 2.00% 2028	30,250	30,607
Fannie Mae 2.00% 2028	22,500	22,713
Fannie Mae 2.50% 2028	62,221	64,729
Fannie Mae 2.50% 2028	50,750	52,574
Fannie Mae 2.50% 2028	17,278	17,975
Fannie Mae 2.50% 2028	16,704	17,377
Fannie Mae 3.00% 2028	98,022	102,938
Fannie Mae 3.00% 2028	34,500	36,171
Fannie Mae 3.50% 2028	7,000	7,406
Fannie Mae 6.00% 2028	7,628	8,474
Fannie Mae 7.00% 2028	2,845	3,292
Fannie Mae 7.00% 2028	391	452
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[7]	232	264
Fannie Mae 5.50% 2033	1,168	1,279
Fannie Mae 4.50% 2034	34,935	37,689
Fannie Mae 5.50% 2035	1,172	1,280
Fannie Mae 5.50% 2036	9,217	9,988
Fannie Mae 6.00% 2036	5,072	5,550
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	3,308	3,728
Fannie Mae 6.00% 2036	3,157	3,455
Fannie Mae 6.00% 2036	2,342	2,563
Fannie Mae 2.729% 2037[7]	3,415	3,620
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	11,287	12,578
Fannie Mae 6.00% 2037	61,676	67,469
Fannie Mae 6.00% 2037	9,101	9,987
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	7,800	8,865
Fannie Mae 6.00% 2037	6,499	7,104
Fannie Mae 6.00% 2037	6,391	6,991
Fannie Mae 6.00% 2037	485	526
Fannie Mae 6.00% 2037	449	491
Fannie Mae 6.50% 2037	3,354	3,720
Fannie Mae 6.50% 2037	2,530	2,802
Fannie Mae 6.50% 2037	2,416	2,698
Fannie Mae 6.50% 2037	978	1,085
Fannie Mae 7.00% 2037	1,553	1,744
Fannie Mae 7.00% 2037	1,146	1,287
Fannie Mae 7.50% 2037	1,425	1,626
Fannie Mae 7.50% 2037	487	556
Fannie Mae 7.50% 2037	112	128
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	2,393	2,597
Fannie Mae 6.00% 2038	11,448	12,519
Fannie Mae 6.00% 2038	9,741	10,631
Fannie Mae 6.00% 2038	4,062	4,445
Fannie Mae 6.00% 2038	2,959	3,295
Fannie Mae 4.50% 2039	43,389	47,741
Fannie Mae 6.00% 2039	3,834	4,187
Fannie Mae 6.00% 2039	2,819	3,081
Fannie Mae 6.50% 2039	2,137	2,387
Fannie Mae 4.00% 2040	17,283	18,400
Fannie Mae 4.00% 2040	13,661	14,519
Fannie Mae 4.00% 2040	12,599	13,413
Fannie Mae 4.186% 2040[7]	1,744	1,858
Fannie Mae 4.50% 2040	36,523	39,334
Fannie Mae 4.50% 2040	3,336	3,593
Fannie Mae 4.50% 2040	144	159
Fannie Mae 4.50% 2040	125	138
Fannie Mae 5.00% 2040	16,114	17,447
Fannie Mae 3.764% 2041[7]	2,528	2,689
Fannie Mae 4.00% 2041	33,814	36,000
Fannie Mae 4.00% 2041	11,707	12,464
Fannie Mae 4.50% 2041	79,417	85,680
Fannie Mae 4.50% 2041	50,624	54,616
Fannie Mae 4.50% 2041	8,874	9,574
Fannie Mae 4.50% 2041	5,401	5,827
Fannie Mae 4.50% 2041	432	478
Fannie Mae 5.00% 2041	2,319	2,605
Fannie Mae 5.00% 2041	854	960
Fannie Mae 5.00% 2041	794	881
Fannie Mae 5.00% 2041	627	705
Fannie Mae 5.00% 2041	598	672
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	645	735
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	531	612
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	364	434
Fannie Mae 3.50% 2042	42,186	44,810
Fannie Mae 3.50% 2042	30,477	32,372
Fannie Mae 3.50% 2042	11,448	12,203
Fannie Mae 3.50% 2042	4,744	5,016
Fannie Mae, Series 2002-W1, Class 2A, 6.928% 2042[7]	931	1,079
Fannie Mae 3.00% 2043	18,250	18,855
Fannie Mae 3.50% 2043	172,862	182,396
Fannie Mae 6.00% 2043	34,000	37,118
Fannie Mae 6.50% 2047	1,158	1,264
Fannie Mae 6.50% 2047	1,123	1,226
Fannie Mae 6.50% 2047	1,077	1,176
Fannie Mae 6.50% 2047	735	803
Fannie Mae 6.50% 2047	650	710
Fannie Mae 6.50% 2047	127	139
Fannie Mae 7.00% 2047	1,140	1,274
Fannie Mae 7.00% 2047	1,011	1,130
Fannie Mae 7.00% 2047	727	813
Fannie Mae 7.00% 2047	695	776
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	11,000	11,114
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	6,906	7,024
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	5,880	6,078
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,024
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	8,000	8,006
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,995	8,897
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,280	8,296
Freddie Mac, Series 2289, Class NB, 10.58% 2022[7]	32	35
Freddie Mac 5.00% 2023	5,960	6,384
Freddie Mac 5.00% 2023	5,868	6,278
Freddie Mac 5.00% 2023	5,460	5,842
Freddie Mac 5.00% 2023	1,871	2,012
Freddie Mac 6.00% 2026	1,098	1,219
Freddie Mac 6.00% 2027	1,888	2,098
Freddie Mac 2.728% 2035[7]	2,529	2,711
Freddie Mac 4.50% 2035	37,167	39,656
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,062	2,287
Freddie Mac, Series 3257, Class PA, 5.50% 2036	11,150	12,261
Freddie Mac, Series 3286, Class JN, 5.50% 2037	11,938	13,188
Freddie Mac, Series 3312, Class PA, 5.50% 2037	11,273	12,452
Freddie Mac, Series 3318, Class JT, 5.50% 2037	6,710	7,413
Freddie Mac 5.50% 2037	2,458	2,660
Freddie Mac, Series 3271, Class OA, 6.00% 2037	10,471	11,834
Freddie Mac 5.50% 2038	6,123	6,622
Freddie Mac 6.50% 2038	6,217	7,062
Freddie Mac 4.50% 2039	2,613	2,781
Freddie Mac 5.00% 2039	5,872	6,545
Freddie Mac 5.00% 2039	4,549	4,961
Freddie Mac 5.00% 2039	2,671	2,878
Freddie Mac 5.50% 2039	3,331	3,605
Freddie Mac 5.50% 2039	3,045	3,293
Freddie Mac 4.50% 2040	69,424	74,160
Freddie Mac 4.00% 2041	3,976	4,303
Freddie Mac 4.50% 2041	7,343	7,860
Freddie Mac 4.50% 2041	5,643	6,040
Freddie Mac 4.50% 2041	5,595	5,989
Freddie Mac 5.00% 2041	546	615
Freddie Mac 5.00% 2041	297	335
Freddie Mac 4.50% 2042	10,786	11,482
Freddie Mac 4.50% 2042	7,280	7,750
Government National Mortgage Assn. 10.00% 2021	446	495
Government National Mortgage Assn. 10.00% 2025	437	501
Government National Mortgage Assn. 4.00% 2040	78,922	86,349
Government National Mortgage Assn. 4.50% 2041	3,965	4,318
Government National Mortgage Assn. 5.00% 2041	12,253	13,404
Government National Mortgage Assn. 3.50% 2043	12,000	12,906
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 2045[7]	14,700	16,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3]	7,500	8,040
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	24,000	26,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,803	1,805
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.726% 2049[7]	15,450	18,031
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	7,250	7,385
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	20,000	20,651
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	29,375	30,108
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3]	5,000	5,213
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[3]	550	559
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.296% 2044[7]	13,000	14,511
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.308% 2045[7]	17,000	17,089
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	27,410	30,975
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	220	220
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[7]	10,000	10,012
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[7]	7,000	7,984
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,441
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[7]	19,896	22,403
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[7]	5,500	6,069
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	15,074
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[7]	3,000	3,300
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.23% 2045[7]	11,467	11,519
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.592% 2049[7]	5,000	5,767
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[7]	11,422	12,524
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	9,757	7,908
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.159% 2047[7]	6,098	4,296
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	10,000	10,650
Bank of Montreal 2.85% 2015[3]	10,000	10,532
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	7,675	8,863
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.776% 2036[7]	9,722	8,447
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	7,484	8,069
Commonwealth Bank of Australia 0.75% 2016[3]	7,000	6,985
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,893	1,955
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	4,414	4,554
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.315% 2036[7]	7,516	6,365
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,454	5,559
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,773	3,865
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	3,077	3,138
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[3]	1,317	1,342
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	724
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	168	172
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.703% 2031[3,7]	14,025	99
		2,465,671

U.S. TREASURY BONDS & NOTES — 3.04%
U.S. TREASURY — 2.42%
U.S. Treasury 1.375% 2013	245,375	246,266
U.S. Treasury 1.50% 2013	40,000	40,484
U.S. Treasury 2.75% 2013	109,500	111,620
U.S. Treasury 3.50% 2013	92,125	93,148
U.S. Treasury 1.875% 2014	17,555	17,921
U.S. Treasury 1.50% 2016	13,500	13,957
U.S. Treasury 1.50% 2016	7,625	7,884
U.S. Treasury 1.75% 2016	95,000	98,979
U.S. Treasury 2.00% 2016	122,375	128,130
U.S. Treasury 2.375% 2016	100,000	106,047
U.S. Treasury 4.50% 2016	10,925	12,267
U.S. Treasury 4.875% 2016	3,500	4,033
U.S. Treasury 7.50% 2016	20,000	25,169
U.S. Treasury 0.625% 2017	3,000	2,970
U.S. Treasury 2.625% 2018	69,500	75,546
U.S. Treasury 3.50% 2018	22,650	25,581
U.S. Treasury 8.75% 2020	26,900	41,033
U.S. Treasury 8.00% 2021	9,025	13,694
U.S. Treasury 1.625% 2022	250,750	242,839
U.S. Treasury 6.25% 2023	135,000	189,570
U.S. Treasury 6.75% 2026	4,575	6,886
U.S. Treasury 4.50% 2036	106,685	135,107
U.S. Treasury 4.625% 2040	54,550	70,774
U.S. Treasury 3.125% 2041	3,575	3,576
U.S. Treasury 3.75% 2041	74,350	83,650
U.S. Treasury 4.75% 2041	59,125	78,206
U.S. Treasury 2.75% 2042	1,725	1,589
		1,876,926

U.S. TREASURY INFLATION-PROTECTED SECURITIES[10] — 0.62%
U.S. Treasury Inflation-Protected Security 0.625% 2013	15,988	16,036
U.S. Treasury Inflation-Protected Security 1.875% 2013	31,342	32,044
U.S. Treasury Inflation-Protected Security 1.875% 2015	44,984	49,457
U.S. Treasury Inflation-Protected Security 0.125% 2017	183,871	197,969
U.S. Treasury Inflation-Protected Security 0.125% 2022	80,703	87,253
U.S. Treasury Inflation-Protected Security 0.125% 2022	3,357	3,632
U.S. Treasury Inflation-Protected Security 0.125% 2023	38,538	41,338
U.S. Treasury Inflation-Protected Security 2.125% 2041	1,262	1,817
U.S. Treasury Inflation-Protected Security 0.75% 2042	44,633	47,485
		477,031

Total U.S. Treasury bonds & notes		2,353,957

CONSUMER DISCRETIONARY — 2.53%
Boyd Gaming Corp. 6.75% 2014	17,059	17,059
Boyd Gaming Corp. 7.125% 2016	13,925	13,995
Boyd Gaming Corp. 9.125% 2018	88,575	92,561
Boyd Gaming Corp. 9.00% 2020[3]	5,000	5,100
MGM Resorts International 5.875% 2014	51,925	53,872
MGM Resorts International 6.625% 2015	22,500	24,412
MGM Resorts International 7.50% 2016	8,425	9,267
MGM Resorts International 8.625% 2019	2,425	2,777
MGM Resorts International 6.75% 2020[3]	7,350	7,736
MGM Resorts International 6.625% 2021	7,950	8,198
MGM Resorts International 7.75% 2022	19,000	20,805
Comcast Corp. 5.90% 2016	10,000	11,448
Comcast Corp. 6.30% 2017	3,000	3,640
Comcast Corp. 3.125% 2022	9,405	9,449
Comcast Corp. 2.85% 2023	9,000	8,871
Comcast Corp. 4.25% 2033	4,000	3,913
Comcast Corp. 5.65% 2035	7,000	7,929
Comcast Corp. 6.45% 2037	25,000	31,040
Comcast Corp. 6.95% 2037	10,275	13,430
Comcast Corp. 4.65% 2042	5,565	5,605
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[7,8,9]	6,183	6,153
Toys “R” Us-Delaware, Inc. 7.375% 2016[3]	8,255	8,503
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	14,937
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	34,317
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[7,8,9]	26,472	25,985
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,460
Virgin Media Finance PLC 8.375% 2019[3]	41,674	47,352
Virgin Media Finance PLC 4.875% 2022	5,825	5,840
Virgin Media Finance PLC 5.25% 2022	25,000	26,250
Time Warner Inc. 5.875% 2016	8,000	9,352
Time Warner Companies, Inc. 7.25% 2017	1,500	1,868
Time Warner Inc. 4.75% 2021	15,500	17,558
Time Warner Inc. 3.40% 2022	2,150	2,209
Time Warner Cable Inc. 4.00% 2022	39,350	42,583
Time Warner Inc. 6.25% 2041	6,650	8,007
EchoStar DBS Corp 7.75% 2015	7,350	8,250
DISH DBS Corp. 4.625% 2017	45,105	47,360
DISH DBS Corp 7.875% 2019	1,425	1,692
DISH DBS Corp 6.75% 2021	17,400	19,575
DISH DBS Corp. 5.875% 2022	2,450	2,615
Time Warner Cable Inc. 7.50% 2014	7,900	8,513
Time Warner Cable Inc. 6.75% 2018	22,500	27,903
Time Warner Cable Inc. 5.00% 2020	19,000	21,756
Time Warner Cable Inc. 4.125% 2021	16,000	17,278
Time Warner Cable Inc. 4.50% 2042	1,000	934
Limited Brands, Inc. 5.25% 2014	1,585	1,676
Limited Brands, Inc. 8.50% 2019	16,105	19,890
Limited Brands, Inc. 7.00% 2020	21,271	24,568
Limited Brands, Inc. 6.625% 2021	23,754	27,139
Univision Communications Inc., Term Loan B, 4.452% 2017[7,8,9]	58,250	58,534
Univision Communications Inc. 8.50% 2021[3]	3,030	3,242
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	41,529
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	8,425	9,046
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,862
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	49,200	53,321
Caesars Entertainment Operating Co. 11.25% 2017	24,365	26,192
Caesars Entertainment Operating Co. 9.00% 2020[3]	10,975	11,222
Caesars Entertainment Operating Co. 9.00% 2020[3]	3,475	3,553
Videotron Ltd. 6.375% 2015	4,905	4,979
Quebecor Media Inc. 7.75% 2016	7,037	7,178
Quebecor Media Inc. 5.75% 2023[3]	23,975	25,234
Cox Communications, Inc. 5.45% 2014	1,599	1,741
Cox Communications, Inc. 5.875% 2016[3]	25,000	29,160
Cox Communications, Inc. 3.25% 2022[3]	2,930	2,940
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,641
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	8,500	8,549
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	2,000	2,085
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	14,000	14,425
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,082
Home Depot, Inc. 5.95% 2041	25,000	32,909
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[7,8,9]	24,079	24,421
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,320
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[7,8,9]	31,320	31,551
Tousa, Inc. 9.00% 2010[4,6]	10,675	6,437
Tousa, Inc. 9.00% 2010[4,6]	7,815	4,712
Tousa, Inc. 9.25% 2011[3,4,6,7]	33,175	20,005
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,341
Marriott International, Inc., Series I, 6.375% 2017	19,000	22,121
Marriott International, Inc., Series L, 3.25% 2022	500	492
Cinemark USA, Inc. 8.625% 2019	23,075	25,671
Cinemark USA, Inc. 5.125% 2022[3]	5,000	5,087
Target Corp. 6.00% 2018	24,500	29,845
Volkswagen International Finance NV 0.918% 2014[3,7]	10,000	10,033
Volkswagen International Finance NV 2.875% 2016[3]	4,000	4,225
Volkswagen International Finance NV 2.375% 2017[3]	14,500	14,897
Michaels Stores, Inc. 7.75% 2018	25,500	28,018
News America Inc. 5.30% 2014	20,000	21,693
News America Inc. 8.00% 2016	1,000	1,224
News America Inc. 3.00% 2022	5,000	4,968
CSC Holdings, Inc. 8.625% 2019	4,175	5,073
Cablevision Systems Corp. 8.00% 2020	20,000	22,700
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	27,026
Revel Entertainment, Term Loan B, 9.00% 2017[7,8,9]	63,227	26,792
Walt Disney Co. 0.875% 2014	19,000	19,173
Walt Disney Co. 1.10% 2017	7,575	7,530
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	25,125	26,444
NBCUniversal Media, LLC 2.10% 2014	3,000	3,049
NBCUniversal Media, LLC 2.875% 2016	10,000	10,505
NBCUniversal Media, LLC 4.375% 2021	3,750	4,138
NBCUniversal Media, LLC 2.875% 2023	7,515	7,347
NBCUniversal Media, LLC 4.45% 2043	1,105	1,067
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,950
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,725
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,514
PETCO Animal Supplies, Inc. 9.25% 2018[3]	21,600	24,003
Burger King Corp 0%/11.00% 2019[3,11]	23,475	20,188
Mohegan Tribal Gaming Authority 10.50% 2016[3]	6,275	6,322
Mohegan Tribal Gaming Authority 11.00% 2018[3,7,12]	13,725	12,009
Warner Music Group 11.50% 2018	5,700	6,655
Warner Music Group 6.00% 2021[3]	10,800	11,529
J.C. Penney Co., Inc. 5.75% 2018	9,178	8,214
J.C. Penney Co., Inc. 5.65% 2020	11,135	9,312
Needle Merger Sub Corp. 8.125% 2019[3]	16,220	16,788
Marina District Finance Co., Inc. 9.50% 2015	14,500	14,826
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,265
Laureate Education, Inc. 9.25% 2019[3]	11,750	12,866
Tenneco Inc. 6.875% 2020	11,300	12,458
Allison Transmission Holdings, Inc., Term Loan B, 2.71% 2014[7,8,9]	12,315	12,372
Seminole Tribe of Florida 6.535% 2020[3,8]	10,000	10,919
Federated Department Stores, Inc. 6.90% 2029	7,925	9,545
NCL Corp. Ltd. 9.50% 2018	8,325	9,199
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,965	9,156
Staples, Inc. 9.75% 2014	8,000	8,639
Seneca Gaming Corp. 8.25% 2018[3]	7,925	8,460
Thomson Reuters Corp. 5.95% 2013	3,625	3,712
Thomson Reuters Corp. 6.50% 2018	3,000	3,717
CBS Corp. 1.95% 2017	7,000	7,123
Jarden Corp. 8.00% 2016	5,725	6,033
Local T.V. Finance LLC 9.25% 2015[3,7,12]	5,730	5,802
Dynacast International LLC 9.25% 2019	5,325	5,711
WPP Finance 2010 4.75% 2021	4,750	5,122
Omnicom Group Inc. 3.625% 2022	4,000	4,116
		1,957,209

INDUSTRIALS — 2.09%
General Electric Co. 0.85% 2015	10,000	10,023
General Electric Capital Corp. 1.00% 2015	7,350	7,391
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,416
General Electric Capital Corp. 2.95% 2016	4,650	4,916
General Electric Capital Corp. 1.60% 2017	8,500	8,490
General Electric Capital Corp. 2.10% 2019	2,975	2,991
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,901
General Electric Capital Corp. 3.10% 2023	14,000	13,860
General Electric Co. 4.125% 2042	15,000	14,898
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	56,000	61,394
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	130,600	150,366
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[7,8,9]	23,961	24,490
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[7,8,9]	3,090	1,678
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[7,8,9]	141,942	77,075
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[7,8,9]	24,818	14,053
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[6]	3,570	321
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6,12]	14,057	1,265
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017[6]	4,450	3
CEVA Group PLC 11.625% 2016[3]	3,725	3,874
CEVA Group PLC 8.375% 2017[3]	13,950	14,334
CEVA Group PLC 11.50% 2018[3]	28,080	24,921
CEVA Group PLC 12.75% 2020[3]	77,775	61,442
Ply Gem Industries, Inc. 9.375% 2017	9,000	9,810
Ply Gem Industries, Inc. 8.25% 2018	82,175	89,776
US Investigations Services, Inc., Term Loan B, 2.955% 2015[7,8,9]	13,204	12,676
US Investigations Services, Inc., Term Loan D, 7.75% 2015[7,8,9]	18,652	18,594
US Investigations Services, Inc. 10.50% 2015[3]	49,850	44,366
US Investigations Services, Inc. 11.75% 2016[3]	19,814	15,356
United Air Lines, Inc., Term Loan B, 2.25% 2014[7,8,9]	16,162	16,248
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	1,445	1,508
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,339
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	586	607
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	134	138
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	6,838	7,348
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	2,301	2,513
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[4,6,8]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	301	318
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	13,224	14,580
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	370	388
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	519	569
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,8]	4,420	4,486
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	1,441	1,512
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,579	3,911
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,743	11,555
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,815	3,212
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	5,162	5,943
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	458	491
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	7,232	7,856
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	75,245	77,502
DAE Aviation Holdings, Inc. 11.25% 2015[3]	1,786	1,844
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B 6.25% 2018[7,8,9]	37,544	38,341
DAE Aviation Holdings, Inc., Term Loan B2 6.25% 2018[7,8,9]	17,020	17,381
BE Aerospace, Inc. 5.25% 2022	49,405	52,246
JELD-WEN Escrow Corp. 12.25% 2017[3]	43,750	51,187
Nortek Inc. 10.00% 2018	22,255	25,371
Nortek Inc. 8.50% 2021	21,625	24,598
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[7,8,9]	2,248	2,219
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[7,8,9]	43,516	40,905
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	5,195	5,793
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	28,519
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,119
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[3]	14,250	14,107
TransDigm Inc. 7.75% 2018	17,395	19,417
TransDigm Inc. 5.50% 2020[3]	22,000	23,045
Esterline Technologies Corp. 6.625% 2017	13,025	13,383
Esterline Technologies Corp. 7.00% 2020	16,590	18,498
Union Pacific Corp. 5.125% 2014	15,325	16,023
Union Pacific Corp. 5.75% 2017	2,065	2,459
Union Pacific Corp. 5.70% 2018	8,000	9,665
Union Pacific Corp. 2.95% 2023	3,000	3,062
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	14,115	13,374
Navios Maritime Holdings Inc. 8.875% 2017	7,750	7,692
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	11,580	9,901
Euramax International, Inc. 9.50% 2016	31,755	30,961
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	14,752
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,700
Burlington Northern Santa Fe LLC 3.05% 2022	2,350	2,392
Burlington Northern Santa Fe LLC 4.375% 2042	850	858
United Technologies Corp. 1.80% 2017	6,905	7,060
United Technologies Corp. 3.10% 2022	11,400	11,813
United Technologies Corp. 4.50% 2042	3,765	4,064
ARAMARK Corp. 8.50% 2015	20,500	20,654
ARAMARK Corp. 8.625% 2016[3,7,12]	2,000	2,053
HD Supply, Inc. 11.50% 2020[3]	18,350	21,148
Honeywell International Inc. 3.875% 2014	13,605	14,091
TRAC Intermodal 11.00% 2019[3]	12,225	13,020
Florida East Coast Railway Corp. 8.125% 2017	12,075	13,011
CNH Capital LLC 3.875% 2015[3]	12,000	12,390
Norfolk Southern Corp. 5.75% 2016	6,710	7,620
Norfolk Southern Corp. 5.75% 2018	2,000	2,383
Norfolk Southern Corp. 3.00% 2022	1,000	1,015
Norfolk Southern Corp. 3.95% 2042	1,350	1,287
AMR Corp. 10.00% 2021[6]	3,000	2,775
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[8]	8,461	8,847
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,050
RBS Global, Inc. and Rexnord LLC 8.50% 2018	9,950	10,945
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC, Term Loan B, 5.00% 2019[7,8,9]	10,000	10,123
Volvo Treasury AB 5.95% 2015[3]	8,835	9,649
ADS Waste Escrow, Term Loan B, 5.25% 2019[7,8,9]	4,525	4,576
ADS Waste Escrow 8.25% 2020[3]	4,675	5,026
CSX Corp. 5.75% 2013	4,960	4,989
CSX Corp. 6.25% 2015	3,460	3,862
Atlas Copco AB 5.60% 2017[3]	7,405	8,601
R.R. Donnelley & Sons Co. 6.125% 2017[2]	2,475	2,463
R.R. Donnelley & Sons Co. 7.25% 2018[2]	5,150	5,099
ERAC USA Finance Co. 5.25% 2020[3]	5,000	5,703
Canadian National Railway Co. 1.45% 2016	5,010	5,103
Odebrecht Finance Ltd 5.125% 2022[3]	2,050	2,214
Odebrecht Finance Ltd 7.125% 2042[3]	2,250	2,616
Danaher Corp. 2.30% 2016	2,000	2,101
BakerCorp International, Inc. 8.25% 2019	2,000	2,035
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,010
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,004
John Deere Capital Corp., Series D, 5.75% 2018	575	698
		1,613,614

ENERGY — 1.82%
Transocean Inc. 5.05% 2016	22,500	25,145
Transocean Inc. 2.50% 2017	2,080	2,089
Transocean Inc. 6.375% 2021	60,490	71,324
Transocean Inc. 3.80% 2022	5,865	5,823
Transocean Inc. 7.35% 2041	1,340	1,666
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,808
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	61,150	65,246
Kinder Morgan Energy Partners, LP 3.50% 2016	33,950	36,119
Kinder Morgan Energy Partners, LP 6.00% 2017	2,950	3,414
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,208
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,970
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	14,990
Kinder Morgan Energy Partners, LP 6.95% 2038	750	945
Kinder Morgan Energy Partners, LP 5.00% 2042	2,500	2,533
Total Capital SA 3.00% 2015	11,500	12,120
Total Capital SA 3.125% 2015	1,200	1,274
Total Capital International 1.55% 2017	20,000	20,165
Total Capital Canada Ltd. 1.45% 2018	5,810	5,817
Total Capital International 2.875% 2022	7,430	7,614
Total Capital International 2.70% 2023	12,565	12,513
Total Capital Canada Ltd. 2.75% 2023	8,860	8,878
Alpha Natural Resources, Inc. 9.75% 2018	27,265	29,855
Alpha Natural Resources, Inc. 6.00% 2019	18,350	16,607
Alpha Natural Resources, Inc. 6.25% 2021	18,675	16,807
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,053
Anadarko Petroleum Corp. 6.375% 2017	3,500	4,152
Anadarko Petroleum Corp. 8.70% 2019	31,625	42,214
Anadarko Petroleum Corp. 6.20% 2040	500	590
Petrobras International Finance Co. 5.75% 2020	6,535	7,335
Petrobras International Finance Co. 5.375% 2021	45,215	49,771
Petrobras International Finance Co. 6.75% 2041	580	681
StatoilHydro ASA 3.875% 2014	10,000	10,392
StatoilHydro ASA 1.80% 2016	15,000	15,464
Statoil ASA 3.125% 2017	10,000	10,794
StatoilHydro ASA 5.25% 2019	2,000	2,395
Statoil ASA 3.15% 2022	4,000	4,205
StatoilHydro ASA 2.45% 2023	10,775	10,506
Statoil ASA 4.25% 2041	3,000	3,120
Ras Laffan Liquefied Natural Gas III 5.50% 2014[3]	2,400	2,565
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	5,026
Ras Laffan Liquefied Natural Gas III 6.75% 2019[3]	1,000	1,256
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,8]	24,862	27,933
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,8]	10,325	12,493
Peabody Energy Corp. 6.00% 2018	26,740	28,144
Peabody Energy Corp. 6.25% 2021	17,475	18,349
CONSOL Energy Inc. 8.00% 2017	6,750	7,324
CONSOL Energy Inc. 8.25% 2020	31,450	34,202
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,817
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	15,745	17,551
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	21,015	20,117
Chevron Corp. 1.104% 2017	6,375	6,380
Chevron Corp. 4.95% 2019	4,600	5,478
Chevron Corp. 2.355% 2022	26,250	25,789
Arch Coal, Inc. 7.00% 2019	23,875	21,667
Arch Coal, Inc. 7.25% 2021	15,375	13,838
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	35,000	35,175
Shell International Finance BV 1.875% 2013	10,000	10,023
Shell International Finance BV 4.00% 2014	20,000	20,813
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,309
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,245
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,591
Enterprise Products Operating LLC 5.65% 2013	10,000	10,072
Enterprise Products Operating LLC 5.20% 2020	11,250	13,174
Enterprise Products Operating LLC 4.05% 2022	3,900	4,219
BG Energy Capital PLC 2.50% 2015[3]	7,000	7,317
BG Energy Capital PLC 2.875% 2016[3]	11,505	12,260
BG Energy Capital PLC 4.00% 2021[3]	6,550	7,096
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[3,8]	24,484	25,586
PDC Energy Inc. 7.75% 2022[3]	23,375	24,427
Reliance Holdings Ltd. 4.50% 2020	11,250	11,982
Reliance Holdings Ltd. 4.50% 2020[3]	1,260	1,342
Reliance Holdings Ltd. 5.40% 2022[3]	8,350	9,283
Reliance Holdings Ltd. 6.25% 2040[3]	1,250	1,424
Woodside Finance Ltd. 4.60% 2021[3]	21,655	23,910
Energy Transfer Partners, L.P. 3.60% 2023	19,400	19,226
Energy Transfer Partners, L.P. 6.50% 2042	955	1,106
Energy Transfer Partners, L.P. 5.15% 2043	3,000	2,984
Enbridge Inc. 5.60% 2017	20,067	22,989
Southwestern Energy Co. 4.10% 2022	21,010	22,275
Williams Partners L.P. 4.125% 2020	6,500	7,000
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,246
Williams Partners L.P. 4.00% 2021	11,820	12,438
Spectra Energy Partners, LP 2.95% 2016	3,750	3,853
Spectra Energy Partners 4.60% 2021	15,730	16,614
Apache Corp. 2.625% 2023	17,000	16,472
Apache Corp. 4.25% 2044	3,250	3,122
Cenovus Energy Inc. 4.50% 2014	12,000	12,709
Cenovus Energy Inc. 3.00% 2022	2,720	2,696
Cenovus Energy Inc. 6.75% 2039	2,500	3,287
NGPL PipeCo LLC 7.119% 2017[3]	3,100	3,394
NGPL PipeCo LLC 9.625% 2019[3]	12,950	15,022
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,800	3,073
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	12,075	12,860
Devon Energy Corp. 1.875% 2017	6,990	7,023
Devon Energy Corp. 3.25% 2022	8,000	8,057
Energy Transfer Partners, LP 7.50% 2020	12,250	14,179
MarkWest Energy Partners, LP 4.50% 2023	13,550	13,499
Gazprom OJSC 3.85% 2020[3]	2,750	2,759
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,340
Gazprom OJSC 6.51% 2022[3]	500	585
Gazprom OJSC 7.288% 2037[3]	4,650	5,836
Petróleos Mexicanos 5.50% 2044	9,800	10,094
Petróleos Mexicanos 5.50% 2044[3]	1,000	1,030
Access Midstream Partners, L.P. 4.875% 2023	9,150	9,116
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,626
Marathon Oil Corp. 0.90% 2015	8,500	8,511
ConocoPhillips 1.05% 2017	8,500	8,445
Western Gas Partners LP 4.00% 2022	7,325	7,589
PTT Exploration & Production Ltd. 5.692% 2021[3]	500	581
PTT Exploration & Production Ltd. 6.35% 2042[3]	5,830	6,950
Denbury Resources Inc. 4.625% 2023	6,125	6,010
XTO Energy Inc. 5.50% 2018	1,750	2,136
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,8]	1,767	1,988
Husky Energy Inc. 5.90% 2014	1,000	1,070
Transportadora de Gas Internacional 5.70% 2022[3]	850	956
Dolphin Energy Ltd. 5.50% 2021[3]	325	375
		1,409,900

TELECOMMUNICATION SERVICES — 1.70%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	79,320	86,112
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	72,825	79,061
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	6,125	8,606
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[3]	38,045	44,988
Wind Acquisition SA 11.75% 2017[3]	102,805	111,029
Wind Acquisition SA 7.25% 2018[3]	50,980	53,911
Wind Acquisition SA 7.25% 2018[3]	15,040	15,867
Sprint Nextel Corp. 8.375% 2017	19,675	22,848
Sprint Nextel Corp. 9.125% 2017	39,446	46,546
Sprint Nextel Corp. 9.00% 2018[3]	5,000	6,200
Sprint Nextel Corp. 7.00% 2020	49,000	53,287
Sprint Nextel Corp. 11.50% 2021	20,975	28,762
Frontier Communications Corp. 8.25% 2017	36,875	42,867
Frontier Communications Corp. 8.125% 2018	2,467	2,868
Frontier Communications Corp. 8.50% 2020	15,475	17,951
Frontier Communications Corp. 9.25% 2021	20,625	24,441
Frontier Communications Corp. 8.75% 2022	6,425	7,469
Frontier Communications Corp. 7.125% 2023	30,825	32,867
Verizon Communications Inc. 5.55% 2014	37,250	38,967
Verizon Communications Inc. 0.70% 2015	11,000	11,005
Verizon Communications Inc. 3.00% 2016	17,000	18,092
Verizon Communications Inc. 1.10% 2017	10,000	9,892
Verizon Communications Inc. 2.45% 2022	3,250	3,122
Verizon Communications Inc. 4.75% 2041	2,075	2,198
Verizon Communications Inc. 6.00% 2041	32,925	41,039
Vodafone Group PLC, Term Loan B, 6.875% 2015[8,9,12]	69,082	71,327
Vodafone Group PLC, Term Loan B, 6.25% 2016[4,8,9,12]	19,623	20,261
LightSquared, Term Loan B, 12.00% 2014[6,8,9,12]	96,867	89,117
Cricket Communications, Inc. 7.75% 2016	55,790	58,998
Cricket Communications, Inc. 7.75% 2020	15,500	16,159
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,115
Telecom Italia Capital SA 5.25% 2015	10,535	11,299
Telecom Italia Capital SA 6.999% 2018	24,140	28,295
Telecom Italia Capital SA 7.175% 2019	2,000	2,393
SBC Communications Inc. 5.10% 2014	3,500	3,747
AT&T Inc. 2.40% 2016	9,000	9,395
SBC Communications Inc. 5.625% 2016	10,000	11,479
AT&T Inc. 1.40% 2017	10,750	10,682
AT&T Inc. 4.30% 2042[3]	9,000	8,585
France Télécom 2.75% 2016	9,000	9,410
France Télécom 4.125% 2021	15,000	16,227
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,579
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,125
Deutsche Telekom International Finance BV 4.875% 2042[3]	350	360
tw telecom holdings inc. 8.00% 2018	20,000	21,950
tw telecom holdings inc. 5.375% 2022	1,825	1,925
Trilogy International Partners, LLC, 10.25% 2016[3]	24,750	22,523
Crown Castle International Corp. 7.125% 2019	19,000	21,209
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,427
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,437
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,521
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,274
SBA Communications Corp. 5.75% 2020[3]	3,375	3,556
Level 3 Communications, Inc. 11.875% 2019	3,000	3,495
		1,311,865

HEALTH CARE — 1.64%
Amgen Inc. 2.50% 2016	21,375	22,415
Amgen Inc. 2.125% 2017	8,500	8,760
Amgen Inc. 3.875% 2021	20,400	22,186
Amgen Inc. 3.625% 2022	5,885	6,242
Amgen Inc. 5.15% 2041	2,750	3,022
Amgen Inc. 5.375% 2043	49,060	56,282
inVentiv Health Inc. 9.00% 2018[3]	35,035	36,042
inVentiv Health Inc. 10.00% 2018[3]	22,915	20,394
inVentiv Health Inc. 10.25% 2018[3]	53,835	47,913
Quintiles, Term Loan B-2, 4.50% 2018[7,8,9]	65,827	66,670
Express Scripts Inc. 2.75% 2014	1,000	1,031
Express Scripts Inc. 6.25% 2014	4,000	4,293
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,575
Express Scripts Inc. 3.125% 2016	24,864	26,250
Express Scripts Inc. 7.25% 2019	8,985	11,434
Express Scripts Inc. 4.75% 2021	1,000	1,124
Express Scripts Inc. 3.90% 2022	8,500	9,026
Express Scripts Inc. 6.125% 2041	2,750	3,423
Kinetic Concepts, Inc. 10.50% 2018[3]	38,097	40,954
Kinetic Concepts, Inc. 12.50% 2019[3]	21,930	21,327
Boston Scientific Corp. 6.40% 2016	21,735	24,959
Boston Scientific Corp. 6.00% 2020	23,580	27,331
AbbVie Inc. 1.75% 2017[3]	8,500	8,529
AbbVie Inc. 2.90% 2022[3]	10,000	9,909
AbbVie Inc. 4.40% 2042[3]	30,520	30,797
Novartis Capital Corp. 4.125% 2014	17,250	17,875
Novartis Capital Corp. 2.90% 2015	14,000	14,709
Novartis Securities Investment Ltd. 5.125% 2019	10,500	12,530
Novartis Capital Corp. 2.40% 2022	1,000	980
VPI Escrow Corp. 6.375% 2020[3]	39,970	41,669
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[3]	36,545	39,286
VWR Funding, Inc. 7.25% 2017[3]	36,795	39,141
Roche Holdings, Inc. 6.00% 2019[3]	17,750	21,967
Roche Holdings, Inc. 7.00% 2039[3]	9,500	13,884
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	13,675
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,267
GlaxoSmithKline Capital Inc. 2.85% 2022	11,000	11,136
PTS Acquisition Corp. 9.50% 2015[12]	34,252	34,766
Patheon Inc., Term Loan B1, 7.25% 2018[7,8,9]	34,027	34,580
Symbion Inc. 8.00% 2016	32,230	33,922
Gilead Sciences, Inc. 3.05% 2016	10,265	11,000
Gilead Sciences, Inc. 4.40% 2021	15,010	16,856
Gilead Sciences, Inc. 5.65% 2041	4,715	5,765
Tenet Healthcare Corp. 9.25% 2015	22,805	25,884
Tenet Healthcare Corp. 4.50% 2021[3]	7,040	6,943
Centene Corp. 5.75% 2017	23,240	24,925
Aetna Inc. 1.50% 2017	11,335	11,327
Aetna Inc. 2.75% 2022	13,000	12,610
Grifols Inc. 8.25% 2018	21,643	23,861
Merge Healthcare Inc 11.75% 2015	21,065	22,645
Pfizer Inc 5.35% 2015	20,000	21,951
Humana Inc. 4.625% 2042	20,000	19,494
UnitedHealth Group Inc. 0.85% 2015	830	833
UnitedHealth Group Inc. 1.40% 2017	460	460
UnitedHealth Group Inc. 6.00% 2017	12,430	14,820
UnitedHealth Group Inc. 2.75% 2023	660	653
UnitedHealth Group Inc. 4.625% 2041	1,790	1,874
UnitedHealth Group Inc. 3.95% 2042	210	198
Surgical Care Affiliates, Inc. 8.875% 2015[3]	6,591	6,756
Surgical Care Affiliates, Inc. 10.00% 2017[3]	9,500	9,987
HCA Inc. 6.375% 2015	7,400	7,992
HCA Inc., Term Loan B2, 3.561% 2017[7,8,9]	6,292	6,347
HCA Inc. 7.50% 2022	1,850	2,141
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	15,655	15,647
Cardinal Health, Inc. 4.00% 2015	3,000	3,224
Cardinal Health, Inc. 5.80% 2016	10,000	11,587
Cardinal Health, Inc. 1.90% 2017	740	751
McKesson Corp. 0.95% 2015	1,135	1,139
McKesson Corp. 3.25% 2016	7,525	8,043
McKesson Corp. 4.75% 2021	3,475	3,973
McKesson Corp. 2.70% 2022	1,895	1,861
Rotech Healthcare Inc. 10.50% 2018	19,690	12,897
Multiplan Inc. 9.875% 2018[3]	11,200	12,544
Merck & Co., Inc. 1.10% 2018	11,500	11,425
WellPoint, Inc. 6.00% 2014	10,000	10,549
Alkermes Inc., Term Loan B, 4.50% 2019[7,8,9]	10,369	10,518
Sanofi 0.51% 2013[7]	10,000	10,005
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,677
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,969
Coventry Health Care, Inc. 6.30% 2014	8,370	9,016
Bausch & Lomb Inc. 9.875% 2015	8,616	8,918
Biogen Idec Inc. 6.00% 2013	6,000	6,024
DENTSPLY International Inc. 2.75% 2016	5,620	5,819
INC Research LLC 11.50% 2019[3]	1,630	1,728
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,007
		1,268,918

INFORMATION TECHNOLOGY — 1.22%
First Data Corp. 9.875% 2015	4,958	5,094
First Data Corp. 9.875% 2015	1,451	1,495
First Data Corp. 10.55% 2015[12]	13,581	14,031
First Data Corp. 11.25% 2016	156,200	156,200
First Data Corp., Term Loan D, 5.205% 2017[7,8,9]	50,125	50,274
First Data Corp. 7.375% 2019[3]	28,325	29,954
First Data Corp. 6.75% 2020[3]	5,200	5,369
First Data Corp. 8.25% 2021[3]	32,230	33,358
First Data Corp. 12.625% 2021	18,339	19,622
First Data Corp. 8.75% 2022[3,7,12]	85,616	89,469
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	68,070	67,814
SRA International, Inc. 11.00% 2019	58,195	60,959
Freescale Semiconductor, Inc., Term Loan, 4.46% 2016[7,8,9]	13,647	13,700
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,635
Freescale Semiconductor, Inc. 9.25% 2018[3]	18,000	19,890
Freescale Semiconductor, Inc. 10.125% 2018[3]	24,756	27,479
Freescale Semiconductor, Inc., Term Loan B, 6.00% 2019[7,8,9]	27,691	27,881
SunGard Data Systems Inc. 7.375% 2018	31,600	33,733
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[7,8,9]	10,350	10,538
SunGard Data Systems Inc. 7.625% 2020	21,165	23,176
International Business Machines Corp. 1.95% 2016	10,000	10,385
International Business Machines Corp. 2.00% 2016	35,000	36,281
International Business Machines Corp. 1.875% 2022	2,000	1,895
International Business Machines Corp. 5.60% 2039	96	120
International Business Machines Corp. 4.00% 2042	1,910	1,948
Blackboard Inc., Term Loan B2, 6.25% 2018[7,8,9]	16,619	16,619
Blackboard Inc., Term Loan B, 7.50% 2018[7,8,9]	24,984	25,365
Jabil Circuit, Inc. 8.25% 2018	20,925	25,110
Jabil Circuit, Inc. 5.625% 2020	11,150	12,154
Jabil Circuit, Inc. 4.70% 2022	2,050	2,112
Cisco Systems, Inc. 2.90% 2014	10,000	10,429
Cisco Systems, Inc. 4.95% 2019	20,000	23,651
Lawson Software, Inc., Term Loan B2, 5.25% 2018[7,8,9]	4,988	5,067
Lawson Software, Inc. 9.375% 2019	15,500	17,593
Ceridian Corp. 11.25% 2015	15,000	15,263
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,601
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,351
Serena Software, Inc. 10.375% 2016	10,776	11,045
Oracle Corp. 1.20% 2017	10,065	10,048
Xerox Corp. 6.40% 2016	768	865
Xerox Corp. 2.95% 2017	7,940	8,067
Xerox Corp. 6.75% 2017	360	416
Samsung Electronics America, Inc. 1.75% 2017[3]	3,500	3,533
NXP BV and NXP Funding LLC 9.75% 2018[3]	1,795	2,073
		946,662

MATERIALS — 1.09%
ArcelorMittal 5.375% 2013	4,750	4,800
ArcelorMittal 4.25% 2015[7]	10,000	10,306
ArcelorMittal 5.00% 2017[7]	15,680	16,069
ArcelorMittal 6.00% 2021[7]	7,430	7,823
ArcelorMittal 6.75% 2022[7]	33,295	36,685
ArcelorMittal 7.25% 2041[7]	43,736	43,811
Reynolds Group Inc. 8.50% 2018	19,595	20,673
Reynolds Group Inc. 7.125% 2019	8,000	8,580
Reynolds Group Inc. 7.875% 2019	3,850	4,254
Reynolds Group Inc. 9.875% 2019	11,570	12,669
Reynolds Group Inc. 5.75% 2020	57,520	58,958
Georgia Gulf Corp. 9.00% 2017[3]	48,132	54,028
Georgia Gulf Corp. 4.625% 2021[3]	7,750	7,828
Georgia Gulf Corp. 4.875% 2023[3]	16,560	16,746
Inmet Mining Corp. 8.75% 2020[3]	40,340	44,979
Inmet Mining Corp. 7.50% 2021[3]	10,800	11,664
FMG Resources 6.375% 2016[3]	3,000	3,098
FMG Resources, Term Loan, 5.25% 2017[7,8,9]	14,299	14,518
FMG Resources 6.00% 2017[3]	21,180	21,868
FMG Resources 8.25% 2019[3]	1,150	1,239
Cliffs Natural Resources Inc. 4.875% 2021[2]	32,512	32,138
Cliffs Natural Resources Inc. 6.25% 2040[2]	1,000	970
Xstrata Canada Financial Corp. 2.85% 2014[3]	5,000	5,140
Xstrata Canada Financial Corp. 2.45% 2017[3]	7,500	7,571
Xstrata Canada Financial Corp. 3.60% 2017[3]	5,000	5,266
Xstrata Canada Financial Corp. 4.95% 2021[3]	11,500	12,250
Xstrata Canada Financial Corp. 4.00% 2022[3]	2,000	2,003
Newpage Corp., Term Loan B, 7.75% 2019[7,8,9]	28,130	28,763
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[7,8,9]	23,715	24,110
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	1,560	1,613
Newcrest Finance Pty Ltd. 4.45% 2021[3]	11,895	12,505
Newcrest Finance Pty Ltd. 4.20% 2022[3]	9,920	10,191
Newcrest Finance Pty Ltd. 5.75% 2041[3]	2,000	2,177
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,753
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,335
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,529
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	4,169
Consolidated Minerals Ltd. 8.875% 2016[3]	26,455	24,471
Ryerson Inc. 9.00% 2017[3]	18,200	19,633
Ryerson Inc. 11.25% 2018[3]	4,625	4,608
Ball Corp. 7.125% 2016	12,700	13,621
Ball Corp. 5.75% 2021	8,615	9,283
Ball Corp. 5.00% 2022	940	1,001
Walter Energy, Inc. 9.875% 2020[3]	20,515	22,720
International Paper Co. 7.40% 2014	12,500	13,487
International Paper Co. 7.30% 2039	5,615	7,333
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	12,414
BHP Billiton Finance (USA) Ltd. 1.00% 2015	3,000	3,029
BHP Billiton Finance (USA) Ltd. 1.625% 2017	3,000	3,042
JMC Steel Group Inc. 8.25% 2018[3]	13,500	14,445
MacDermid 9.50% 2017[3]	12,850	13,428
Teck Resources Ltd. 3.15% 2017	2,500	2,600
Teck Resources Ltd. 4.75% 2022	7,745	8,416
Teck Resources Ltd. 6.25% 2041	1,750	1,980
Dow Chemical Co. 7.60% 2014	6,192	6,728
Dow Chemical Co. 5.25% 2041	4,000	4,319
E.I. du Pont de Nemours and Co. 0.73% 2014[7]	10,000	10,047
Sherwin-Williams Co. 1.35% 2017	10,000	9,983
Ecolab Inc. 3.00% 2016	7,455	7,934
Ecolab Inc. 4.35% 2021	1,000	1,112
Ecolab Inc. 5.50% 2041	750	889
Praxair, Inc. 4.375% 2014	1,000	1,044
Praxair, Inc. 1.05% 2017	8,500	8,455
OMNOVA Solutions Inc. 7.875% 2018	8,500	8,904
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,642
Anglo American Capital PLC 2.15% 2013[3]	5,000	5,035
PQ Corp. 8.75% 2018[3]	4,700	4,994
Taminco Global Chemical Corp. 9.75% 2020[3]	4,440	4,906
Ardagh Packaging Finance 4.875% 2022[3]	3,535	3,526
Packaging Dynamics Corp. 8.75% 2016[3]	2,865	3,008
Arbermarle Corp. 5.10% 2015	2,570	2,765
Crown Holdings, Inc. 4.50% 2023[3]	2,315	2,292
Airgas, Inc. 7.125% 2018	1,250	1,343
CEMEX España, SA 9.25% 2020[3]	979	1,062
		841,578

CONSUMER STAPLES — 1.03%
Anheuser-Busch InBev NV 0.665% 2014[7]	15,150	15,208
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,357
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,664
Anheuser-Busch InBev NV 0.80% 2016	2,500	2,499
Anheuser-Busch InBev NV 1.375% 2017	11,500	11,554
Anheuser-Busch InBev NV 1.25% 2018	2,500	2,484
Anheuser-Busch InBev NV 7.75% 2019	25,000	33,042
Anheuser-Busch InBev NV 2.625% 2023	2,000	1,977
Anheuser-Busch InBev NV 4.00% 2043	2,000	1,991
Altria Group, Inc. 9.70% 2018	6,081	8,403
Altria Group, Inc. 9.25% 2019	18,542	25,639
Altria Group, Inc. 4.75% 2021	3,000	3,342
Altria Group, Inc. 9.95% 2038	23,500	38,446
Altria Group, Inc. 4.25% 2042	23,000	21,689
Rite Aid Corp. 9.75% 2016	10,000	10,750
Rite Aid Corp. 10.375% 2016	11,488	12,206
Rite Aid Corp. 10.25% 2019	19,590	22,626
Rite Aid Corp. 8.00% 2020	11,450	13,110
Kraft Foods Inc. 1.625% 2015	2,000	2,035
Kraft Foods Inc. 2.25% 2017	4,105	4,231
Kraft Foods Inc. 5.375% 2020	6,021	7,138
Kraft Foods Inc. 3.50% 2022	3,000	3,144
Kraft Foods Inc. 6.50% 2040	3,000	3,857
Kraft Foods Inc. 5.00% 2042	32,000	34,893
SABMiller Holdings Inc. 1.85% 2015[3]	2,000	2,037
SABMiller Holdings Inc. 2.45% 2017[3]	14,865	15,389
SABMiller Holdings Inc. 3.75% 2022[3]	22,500	23,946
SABMiller Holdings Inc. 4.95% 2042[3]	10,500	11,652
Albertson’s, Inc. 7.25% 2013	10,730	10,891
SUPERVALU Inc. 7.50% 2014	39,290	39,634
SUPERVALU Inc., Term Loan B, 8.00% 2018[7,8,9]	680	693
Pernod Ricard SA 2.95% 2017[3]	23,000	24,047
Pernod Ricard SA 4.45% 2022[3]	7,000	7,609
Pernod Ricard SA 5.50% 2042[3]	3,000	3,385
Coca-Cola Co. 1.50% 2015	14,090	14,493
Coca-Cola Co. 1.80% 2016	12,000	12,403
Coca-Cola Co. 3.15% 2020	4,000	4,300
Constellation Brands, Inc. 8.375% 2014	3,675	4,107
Constellation Brands, Inc. 7.25% 2017	16,425	19,032
Constellation Brands, Inc. 6.00% 2022	2,825	3,192
Wesfarmers Ltd. 6.998% 2013[3]	25,000	25,247
British American Tobacco International Finance PLC 2.125% 2017[3]	10,500	10,670
British American Tobacco International Finance PLC 9.50% 2018[3]	8,705	12,057
ConAgra Foods, Inc. 1.30% 2016	2,295	2,303
ConAgra Foods, Inc. 1.90% 2018	4,365	4,389
ConAgra Foods, Inc. 3.20% 2023	9,665	9,699
ConAgra Foods, Inc. 4.65% 2043	5,410	5,440
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,501
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,653
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,467
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,293
Procter & Gamble Co. 3.50% 2015	17,250	18,276
Unilever Capital Corp. 3.65% 2014	17,500	18,051
PepsiCo, Inc. 3.10% 2015	10,000	10,477
PepsiCo, Inc. 2.50% 2016	5,000	5,254
General Mills, Inc. 0.66% 2014[7]	15,000	15,051
Tyson Foods, Inc. 6.60% 2016[7]	11,500	13,272
Diageo Capital PLC 5.50% 2016	11,161	12,924
Kimberly-Clark Corp. 7.50% 2018	9,000	11,967
Reynolds American Inc. 3.25% 2022	8,790	8,719
Reynolds American Inc. 4.75% 2042	3,000	2,946
Heineken NV 1.40% 2017[3]	7,485	7,433
Heineken NV 2.75% 2023[3]	3,000	2,899
Kroger Co. 6.40% 2017	8,250	9,859
Kraft Foods Inc. 6.125% 2018	2,500	3,016
Kraft Foods Inc. 5.375% 2020	5,479	6,522
Brown-Forman Corp. 1.00% 2018	3,000	2,966
Brown-Forman Corp. 2.25% 2023	2,500	2,422
Brown-Forman Corp. 3.75% 2043	960	932
Smithfield Foods, Inc. 7.75% 2017	2,000	2,325
Smithfield Foods, Inc. 6.625% 2022	3,400	3,749
Philip Morris International Inc. 1.125% 2017	2,000	1,990
Philip Morris International Inc. 1.625% 2017	2,000	2,032
Philip Morris International Inc. 2.50% 2022	2,000	1,975
Del Monte Corp. 7.625% 2019	5,125	5,368
Brasil Foods SA 5.875% 2022[3]	2,500	2,769
Brasil Foods SA 5.875% 2022	1,500	1,661
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,364
		800,033

UTILITIES — 0.73%
TXU, Term Loan, 3.708% 2014[7,8,9]	3,000	2,265
TXU, Term Loan, 4.708% 2017[7,8,9]	84,442	55,771
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[3]	44,680	35,521
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	34,521
Consumers Energy Co. 5.65% 2020	7,155	8,705
CMS Energy Corp. 6.25% 2020	20,369	24,148
Consumers Energy Co. 2.85% 2022	11,538	11,766
CMS Energy Corp. 5.05% 2022	8,817	9,871
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,668
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	11,839	15,035
NV Energy, Inc 6.25% 2020	17,500	20,926
MidAmerican Energy Co. 5.95% 2017	10,625	12,708
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,700
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,998
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,159
AES Corp. 7.75% 2015	10,000	11,225
AES Corp. 8.00% 2017	4,000	4,640
AES Corp. 8.00% 2020	7,000	8,085
AES Corp. 7.375% 2021	10,125	11,340
NRG Energy, Inc. 8.25% 2020	3,850	4,370
NRG Energy, Inc. 6.625% 2023[3]	27,700	29,847
Electricité de France SA 5.50% 2014[3]	19,000	19,874
Electricité de France SA 6.95% 2039[3]	8,000	10,445
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	14,139
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,311
E.ON International Finance BV 5.80% 2018[3]	17,000	20,387
American Electric Power Co. 1.65% 2017	2,295	2,296
American Electric Power Co. 2.95% 2022	16,085	15,897
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	18,061
Intergen Power 9.00% 2017[3]	18,000	16,830
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,737
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	4,000	4,695
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,784
Progress Energy, Inc. 7.00% 2031	5,500	7,004
Progress Energy, Inc. 7.75% 2031	500	678
Midwest Generation, LLC, Series B, 8.56% 2016[8]	9,761	9,859
Entergy Corp. 4.70% 2017	8,000	8,708
Eskom Holdings Ltd. 5.75% 2021[3]	6,820	7,570
Teco Finance, Inc. 4.00% 2016	227	244
Teco Finance, Inc. 5.15% 2020	5,172	5,984
Xcel Energy Inc. 4.70% 2020	5,000	5,797
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,448
Israel Electric Corp. Ltd. 8.10% 2096[3]	4,905	5,115
AES Panamá, SA 6.35% 2016[3]	4,500	4,984
National Grid PLC 6.30% 2016	4,000	4,646
CEZ, a s 4.25% 2022[3]	2,820	2,980
Enel Finance International SA 6.00% 2039[3]	3,000	2,947
Veolia Environnement 6.00% 2018	2,500	2,918
Colbun SA 6.00% 2020[3]	2,000	2,260
Iberdrola Finance Ireland 5.00% 2019[3]	1,060	1,125
		566,992

FEDERAL AGENCY BONDS & NOTES — 0.29%
Freddie Mac 0.375% 2014	6,850	6,861
Freddie Mac 1.75% 2015	3,500	3,619
Freddie Mac 2.50% 2016	22,500	23,922
Freddie Mac 1.00% 2017	56,000	56,251
Freddie Mac 1.00% 2017	3,215	3,234
Freddie Mac 0.75% 2018	9,000	8,887
Fannie Mae 0.75% 2013	17,825	17,903
Fannie Mae 1.125% 2017	14,350	14,539
Fannie Mae 6.25% 2029	32,000	44,753
Fannie Mae 6.625% 2030	1,250	1,849
CoBank, ACB 7.875% 2018[3]	10,000	12,707
CoBank, ACB 0.908% 2022[3,7]	8,315	7,506
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,988
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,134
Tennessee Valley Authority, Series A, 3.875% 2021	850	976
Tennessee Valley Authority 1.875% 2022	850	828
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	839
Federal Home Loan Bank 4.125% 2020	1,600	1,872
		224,668

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.13%
Polish Government 5.25% 2014	1,500	1,567
Polish Government 6.375% 2019	15,985	19,829
Polish Government 5.00% 2022	3,000	3,457
Israeli Government 5.125% 2019	3,000	3,488
Israeli Government 4.00% 2022	8,500	9,136
Croatian Government 6.25% 2017[3]	485	535
Croatian Government 6.75% 2019	4,800	5,530
Croatian Government 6.375% 2021	5,000	5,675
Hungarian Government 6.25% 2020	10,335	11,394
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	10,000	10,392
Turkey (Republic of) 5.625% 2021	5,400	6,318
Turkey (Republic of) 6.75% 2040	2,500	3,269
Russian Federation 3.25% 2017[3]	2,800	2,975
Russian Federation 3.25% 2017	2,000	2,125
Russian Federation 7.50% 2030[8]	1,604	2,008
Latvia (Republic of) 5.25% 2017[3]	5,240	5,819
Romanian Government 6.75% 2022[3]	3,000	3,623
KfW 1.00% 2015	1,825	1,843
		98,983

ASSET-BACKED OBLIGATIONS[8] — 0.07%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,048
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,749
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	8,500	8,508
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.334% 2026[7]	2,362	2,058
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.334% 2029[7]	5,165	4,460
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.346% 2037[7]	2,550	2,007
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.356% 2037[7]	4,538	3,557
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	3,077	3,180
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[3,7]	1,145	1,282
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,029
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,721
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.364% 2037[7]	2,579	1,973
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7]	1,729	1,819
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.304% 2037[7]	14,427	1,223
		54,614

MUNICIPALS — 0.04%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	29,741
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[3]	1,875	2,025
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	1,819	1,876
		33,642

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		6,608

Total bonds & notes (cost: $18,269,867,000)		19,347,705

	Principal amount
Short-term securities — 5.03%	(000)

Fannie Mae 0.10%–0.18% due 2/4–12/16/2013	$856,050	855,803
Freddie Mac 0.075%–0.205% due 2/1–7/23/2013	724,620	724,452
Federal Home Loan Bank 0.10%–0.21% due 2/1/2013–1/2/2014	651,800	651,583
U.S. Treasury Bills 0.08%–0.195% due 4/4–9/19/2013	563,900	563,743
Federal Farm Credit Banks 0.13%–0.22% due 3/19–10/21/2013	315,500	315,350
Coca-Cola Co. 0.13%–0.19% due 2/21–4/17/2013[3]	192,500	192,457
Chariot Funding, LLC 0.15% due 2/12/2013[3]	75,000	74,996
Jupiter Securitization Co., LLC 0.12%–0.21% due 2/1–3/19/2013[3]	37,200	37,192
National Rural Utilities Cooperative Finance Corp. 0.13%–0.14% due 2/7–3/8/2013	100,000	99,992
General Electric Co. 0.11% due 2/1/2013	85,000	85,000
Walt Disney Co. 0.13%–0.14% due 4/16–5/13/2013[3]	73,000	72,965
Paccar Financial Corp. 0.10%–0.14% due 2/20–5/1/2013	66,800	66,789
Private Export Funding Corp. 0.19% due 3/20/2013[3]	50,000	49,988
E.I. duPont de Nemours and Co. 0.09% due 2/5/2013[3]	35,000	35,000
Medtronic Inc. 0.17% due 5/9/2013[3]	33,100	33,083
Variable Funding Capital Company LLC 0.17% due 4/15/2013[3]	23,648	23,638
Google Inc. 0.12% due 4/9/2013[3]	10,300	10,297

Total short-term securities (cost: $3,891,895,000)		3,892,328

Total investment securities (cost: $66,605,704,000)		77,600,448
Other assets less liabilities		(181,908)

Net assets		$77,418,540

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,646,373,000, which represented 6.00% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $64,622,000, which represented .08% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/17/2009 to 9/9/2011 at a cost of $24,618,000) may be subject to legal or contractual restrictions on resale.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,295,945,000, which represented 1.67% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0313O-S32841

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 28, 2013